UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2010

Date of reporting period: December 31, 2009

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust
The fund's portfolio
12/31/09 (Unaudited)

MORTGAGE-BACKED SECURITIES (48.7%)(a)
		Principal amount	Value

Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		$4,010,000	$2,881,185
Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049		513,000	516,551
FRB Ser. 07-3, Class A3, 5.627s, 2049		168,000	162,297
Ser. 05-6, Class A2, 5.165s, 2047		1,131,000	1,138,137
Ser. 07-5, Class XW, IO, 0.434s, 2051		111,958,312	2,283,950
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		163,000	123,880
Ser. 01-1, Class K, 6 1/8s, 2036		367,000	204,763
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.851s, 2036		2,640,432	1,491,844
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class K, 2.233s, 2022		645,000	292,157
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037		951,765	76,141
Ser. 07-1, Class S, IO, 2.473s, 2037		3,605,861	235,463
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036		1,974,681	1,313,163
FRB Ser. 05-10, Class 25A1, 5.845s, 2036		1,359,282	767,994
FRB Ser. 07-1, Class 21A1, 5.56s, 2047		1,361,058	911,909
Bear Stearns Alternate Trust II FRB Ser. 07-1,
Class 1A1, 5.985s, 2047		6,159,158	3,520,343
Bear Stearns Asset Backed Securities Trust FRB Ser.
07-AC4, Class A1, 0.531s, 2037		1,540,707	770,354
Bear Stearns Commercial Mortgage Securities, Inc. FRB
Ser. 00-WF2, Class F, 8.182s, 2032		410,000	311,019
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.095s, 2050		62,299,331	448,406
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 6.185s, 2036		1,223,920	685,880
FRB Ser. 05-10, Class 1A5A, 5.73s, 2035		340,363	231,447
FRB Ser. 05-10, Class 1A4A, 5.678s, 2035		1,306,813	823,292
FRB Ser. 06-AR7, Class 2A2A, 5.581s, 2036		747,957	456,254
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.077s, 2044		36,455,614	242,600
Commercial Mortgage Pass-Through Certificates 144A FRB
Ser. 05-F10A, Class A1, 0.333s, 2017		229,363	227,766
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037		2,742,716	1,807,621
Ser. 06-J8, Class A4, 6s, 2037		2,050,183	1,168,604
Ser. 05-80CB, Class 2A1, 6s, 2036		1,740,278	1,263,877
FRB Ser. 07-HY4, Class 3A1, 5.787s, 2047		854,776	471,153
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		1,457,738	1,251,320
Ser. 07-8CB, Class A1, 5 1/2s, 2037		909,047	661,332
FRB Ser. 06-23CBC, Class 2A5, 0.631s, 2036		2,846,103	1,423,052
FRB Ser. 06-18CB, Class A7, 0.581s, 2036		1,671,158	1,019,406
FRB Ser. 06-24CB, Class A13, 0.581s, 2036		570,402	366,840
FRB Ser. 06-OC10, Class 2A2A, 0.411s, 2036		1,885,000	926,209
FRB Ser. 07-HY7C, Class A1, 0.371s, 2037		1,859,904	929,952
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.626s, 2035		42,051	29,015
FRB Ser. 06-HYB1, Class 1A1, 5.3s, 2036		262,690	152,998
FRB Ser. 05-HYB4, Class 2A1, 4.856s, 2035		4,048,782	2,996,099
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.658s, 2035		2,711,983	308,488
Ser. 06-R1, Class AS, IO, 5.636s, 2036		1,760,354	193,639
Ser. 05-R3, Class AS, IO, 5.569s, 2035		559,576	62,253
FRB Ser. 06-R2, Class AS, IO, 5.484s, 2036		2,513,592	254,501
Credit Suisse Mortgage Capital Certificates
Ser. 07-1, Class 1A1A, 5.942s, 2037		462,486	291,366
Ser. 07-3, Class 1A1A, 5.837s, 2037		966,235	618,391
FRB Ser. 06-C3, Class A3, 5.826s, 2038		3,576,000	3,068,097
FRB Ser. 07-C4, Class A2, 5.809s, 2039		814,000	821,215
Ser. 07-C5, Class A3, 5.694s, 2040		8,400,000	7,965,387
Ser. 06-C4, Class A3, 5.467s, 2039		1,316,000	1,084,016
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 0.831s, 2017		251,000	133,030
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040		966,000	946,680
Ser. 02-CP5, Class M, 5 1/4s, 2035		354,000	30,679
FRB Ser. 05-TFLA, Class L, 2.083s, 2020		699,000	489,300
CWCapital Cobalt
Ser. 07-C2, Class A2, 5.334s, 2047		626,000	629,355
Ser. 06-C1, Class A2, 5.174s, 2048		651,036	657,388
Deutsche Alternative Securities, Inc. FRB Ser. 06-AR3,
Class A1, 0.421s, 2036		1,432,776	656,110
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.636s, 2031		2,505,683	57,999
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		286,492	143,246
European Loan Conduit 144A FRB Ser. 22A, Class D,
1.444s, 2014 (United Kingdom)	GBP	507,000	163,933
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 1.444s, 2014 (United Kingdom)	GBP	270,567	21,871
Fannie Mae
IFB Ser. 06-62, Class PS, 38.513s, 2036		$549,895	905,408
IFB Ser. 05-99, Class SA, 23.719s, 2035		438,658	582,377
IFB Ser. 05-74, Class DM, 23.535s, 2035		382,782	497,718
IFB Ser. 05-95, Class OP, 19.641s, 2035		299,865	380,143

IFB Ser. 05-83, Class QP, 16.793s, 2034	159,446	192,922
IFB Ser. 03-44, Class SI, IO, 7.769s, 2033	1,501,361	268,389
IFB Ser. 06-90, Class SE, IO, 7.569s, 2036	1,886,564	328,592
IFB Ser. 08-7, Class SA, IO, 7.319s, 2038	3,909,593	645,818
IFB Ser. 06-43, Class SU, IO, 6.969s, 2036	312,086	44,881
IFB Ser. 06-24, Class QS, IO, 6.969s, 2036	819,333	144,300
IFB Ser. 06-79, Class DI, IO, 6.919s, 2036	1,526,364	217,533
IFB Ser. 06-60, Class SI, IO, 6.919s, 2036	2,873,690	432,394
IFB Ser. 04-24, Class CS, IO, 6.919s, 2034	307,677	45,592
IFB Ser. 03-130, Class BS, IO, 6.819s, 2033	1,879,391	252,028
IFB Ser. 03-34, Class WS, IO, 6.769s, 2029	1,737,720	206,657
IFB Ser. 08-41, Class S, IO, 6.569s, 2036	1,851,329	250,421
IFB Ser. 05-48, Class SM, IO, 6.569s, 2034	770,487	103,153
IFB Ser. 07-54, Class CI, IO, 6.529s, 2037	926,148	134,211
IFB Ser. 09-85, Class JS, IO, 6.519s, 2039	1,489,034	208,089
IFB Ser. 08-34, Class SM, IO, 6.519s, 2038	1,633,242	208,238
IFB Ser. 07-28, Class SE, IO, 6.519s, 2037	187,618	26,870
IFB Ser. 07-24, Class SD, IO, 6.519s, 2037	744,611	99,465
IFB Ser. 06-79, Class SI, IO, 6.519s, 2036	506,939	63,479
IFB Ser. 05-90, Class GS, IO, 6.519s, 2035	128,437	18,124
IFB Ser. 05-90, Class SP, IO, 6.519s, 2035	509,704	61,223
IFB Ser. 05-12, Class SC, IO, 6.519s, 2035	631,225	95,222
IFB Ser. 05-18, Class SK, IO, 6.519s, 2035	124,860	11,859
IFB Ser. 07-30, Class IE, IO, 6.509s, 2037	2,397,972	405,590
IFB Ser. 06-123, Class CI, IO, 6.509s, 2037	1,827,390	253,041
IFB Ser. 05-45, Class EW, IO, 6.489s, 2035	488,719	66,194
IFB Ser. 06-126, Class CS, IO, 6.469s, 2037	1,292,864	169,952
IFB Ser. 06-31, Class SX, IO, 6.469s, 2036	1,907,597	281,151
IFB Ser. 06-33, Class JS, IO, 6.469s, 2036	557,756	73,377
IFB Ser. 06-36, Class SP, IO, 6.469s, 2036	847,692	98,327
IFB Ser. 06-22, Class QM, IO, 6.469s, 2036	117,856	19,064
IFB Ser. 06-23, Class SP, IO, 6.469s, 2036	904,541	130,752
IFB Ser. 06-16, Class SM, IO, 6.469s, 2036	1,786,976	257,130
IFB Ser. 07-75, Class EI, IO, 6.469s, 2036	1,481,190	190,318
IFB Ser. 05-95, Class CI, IO, 6.469s, 2035	1,058,227	163,425
IFB Ser. 05-84, Class SG, IO, 6.469s, 2035	1,657,706	231,634
IFB Ser. 05-57, Class NI, IO, 6.469s, 2035	422,148	58,169
IFB Ser. 06-3, Class SB, IO, 6.469s, 2035	4,808,357	744,659
IFB Ser. 05-29, Class SX, IO, 6.469s, 2035	687,811	90,114
IFB Ser. 05-57, Class DI, IO, 6.469s, 2035	735,951	91,072
IFB Ser. 05-7, Class SC, IO, 6.469s, 2035	283,264	32,401
IFB Ser. 04-92, Class S, IO, 6.469s, 2034	2,321,360	297,866
IFB Ser. 06-104, Class EI, IO, 6.459s, 2036	942,718	126,937
IFB Ser. 05-83, Class QI, IO, 6.459s, 2035	293,651	40,277
IFB Ser. 06-128, Class GS, IO, 6.449s, 2037	1,015,036	143,939
IFB Ser. 05-92, Class SC, IO, 6.449s, 2035	1,066,151	143,705
IFB Ser. 05-73, Class SD, IO, 6.449s, 2035	132,334	22,277
IFB Ser. 09-17, Class NS, IO, 6.419s, 2039	1,161,208	149,324
IFB Ser. 06-114, Class IS, IO, 6.419s, 2036	879,783	113,315
IFB Ser. 04-92, Class SQ, IO, 6.419s, 2034	1,010,635	149,457
IFB Ser. 06-115, Class IE, IO, 6.409s, 2036	703,893	93,230
IFB Ser. 06-109, Class SH, IO, 6.389s, 2036	894,214	138,829
IFB Ser. 06-111, Class SA, IO, 6.389s, 2036	5,819,781	813,630
IFB Ser. 06-111, Class SB, IO, 6.389s, 2036	818,756	109,630
IFB Ser. 06-103, Class SB, IO, 6.369s, 2036	321,697	41,950
IFB Ser. 06-43, Class SI, IO, 6.369s, 2036	1,879,242	242,179
IFB Ser. 06-48, Class QB, IO, 6.369s, 2036	1,217,929	158,407
IFB Ser. 06-50, Class IP, IO, 6.369s, 2036	5,143,774	774,992
IFB Ser. 06-8, Class HJ, IO, 6.369s, 2036	713,357	93,925
IFB Ser. 06-8, Class JH, IO, 6.369s, 2036	3,540,916	499,958
IFB Ser. 05-122, Class SG, IO, 6.369s, 2035	821,896	109,865
IFB Ser. 05-122, Class SW, IO, 6.369s, 2035	986,924	131,831
IFB Ser. 06-99, Class AS, IO, 6.349s, 2036	302,979	38,899
IFB Ser. 06-17, Class SI, IO, 6.349s, 2036	833,265	107,714
IFB Ser. 06-98, Class SQ, IO, 6.339s, 2036	9,473,316	1,221,790
IFB Ser. 06-60, Class YI, IO, 6.339s, 2036	2,649,710	432,488
IFB Ser. 06-86, Class SB, IO, 6.319s, 2036	568,266	82,954
IFB Ser. 07-91, Class SA, IO, 6.279s, 2037	1,648,422	205,642
IFB Ser. 06-62, Class SB, IO, 6.269s, 2036	786,379	109,705
IFB Ser. 07-15, Class NI, IO, 6.269s, 2022	1,543,339	171,272
IFB Ser. 07-109, Class XI, IO, 6.219s, 2037	734,880	94,200
IFB Ser. 06-79, Class SH, IO, 6.219s, 2036	1,706,587	248,408
IFB Ser. 07-30, Class LI, IO, 6.209s, 2037	1,986,846	254,100
IFB Ser. 07-86, Class SE, IO, 6.199s, 2037	1,098,053	132,608
IFB Ser. 07-89, Class SA, IO, 6.199s, 2037	1,852,248	218,565
IFB Ser. 06-82, Class SI, IO, 6.199s, 2036	3,009,895	384,292
IFB Ser. 07-54, Class IA, IO, 6.179s, 2037	1,016,948	135,326
IFB Ser. 07-54, Class IB, IO, 6.179s, 2037	1,016,948	135,326
IFB Ser. 07-54, Class IC, IO, 6.179s, 2037	1,016,948	135,326
IFB Ser. 07-54, Class ID, IO, 6.179s, 2037	1,016,948	135,326
IFB Ser. 07-54, Class IF, IO, 6.179s, 2037	1,622,291	206,259
IFB Ser. 07-54, Class UI, IO, 6.179s, 2037	1,502,596	211,080
IFB Ser. 07-99, Class SD, IO, 6.169s, 2037	859,556	114,966
IFB Ser. 06-116, Class TS, IO, 6.169s, 2036	525,640	68,444
IFB Ser. 07-15, Class CI, IO, 6.149s, 2037	3,410,011	433,378
IFB Ser. 06-115, Class JI, IO, 6.149s, 2036	2,412,931	313,053
IFB Ser. 09-43, Class SB, IO, 6.099s, 2039	150,312	20,907
IFB Ser. 06-123, Class LI, IO, 6.089s, 2037	1,645,185	203,940
IFB Ser. 07-81, Class IS, IO, 6.069s, 2037	1,372,775	167,620
IFB Ser. 08-11, Class SC, IO, 6.049s, 2038	148,180	19,324
IFB Ser. 07-39, Class AI, IO, 5.889s, 2037	1,863,618	212,923
IFB Ser. 07-32, Class SD, IO, 5.879s, 2037	1,223,133	145,964
IFB Ser. 09-62, Class PS, IO, 5.869s, 2039	1,380,765	145,485
IFB Ser. 07-30, Class UI, IO, 5.869s, 2037	1,007,359	117,180
IFB Ser. 07-32, Class SC, IO, 5.869s, 2037	1,734,227	216,591
IFB Ser. 07-32, Class SG, IO, 5.869s, 2037	148,723	17,073
IFB Ser. 07-1, Class CI, IO, 5.869s, 2037	1,127,522	141,643
IFB Ser. 07-3, Class SH, IO, 5.839s, 2037	894,267	100,850
IFB Ser. 04-46, Class PJ, IO, 5.769s, 2034	888,393	110,645

IFB Ser. 07-75, Class ID, IO, 5.639s, 2037	1,181,056	139,072
Ser. 383, Class 18, IO, 5 1/2s, 2038	573,130	94,648
Ser. 383, Class 19, IO, 5 1/2s, 2038	521,320	86,149
Ser. 383, Class 6, IO, 5 1/2s, 2037	440,709	82,151
Ser. 383, Class 7, IO, 5 1/2s, 2037	435,551	70,852
Ser. 383, Class 20, IO, 5 1/2s, 2037	332,676	55,931
Ser. 364, Class 12, IO, 5 1/2s, 2035	258,578	48,532
Ser. 346, Class 2, IO, 5 1/2s, 2033	1,506,646	331,227
Ser. 338, Class 2, IO, 5 1/2s, 2033	2,252,303	478,966
Ser. 333, Class 2, IO, 5 1/2s, 2033	2,268,699	486,352
IFB Ser. 09-3, Class SE, IO, 5.269s, 2037	1,314,657	129,878
Ser. 359, Class 7, IO, 5s, 2036	75,730	14,554
Ser. 356, Class 5, IO, 5s, 2035	76,045	15,463
Ser. 03-W17, Class 12, IO, 1.141s, 2033	1,776,651	81,988
Ser. 06-26, Class NB, 1s, 2036	201,445	175,719
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	2,852,813	66,145
Ser. 02-T18, IO, 0.515s, 2042	4,808,670	87,962
Ser. 03-W10, Class 1A, IO, 0.495s, 2043	2,402,801	47,556
Ser. 06-56, Class XF, zero %, 2036	72,165	62,091
Ser. 05-117, Class MO, PO, zero %, 2036	28,142	27,234
Ser. 05-110, Class KO, PO, zero %, 2035	60,366	39,705
Ser. 05-63, PO, zero %, 2035	8,051	7,573
Ser. 06-59, Class QC, PO, zero %, 2033	123,162	102,966
Ser. 04-61, Class JO, PO, zero %, 2032	167,630	147,239
Ser. 326, Class 1, PO, zero %, 2032	160,261	132,919
Ser. 318, Class 1, PO, zero %, 2032	60,621	51,263
Ser. 314, Class 1, PO, zero %, 2031	289,036	247,752
Ser. 99-51, Class N, PO, zero %, 2029	45,886	37,046
FRB Ser. 06-14, Class DF, zero %, 2036	38,006	36,246
FRB Ser. 05-91, Class EF, zero %, 2035	26,497	25,434
FRB Ser. 06-54, Class CF, zero %, 2035	48,690	43,565
FRB Ser. 05-51, Class FV, zero %, 2035	59,116	50,375
IFB Ser. 06-48, Class FG, zero %, 2036	100,000	85,767
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.869s, 2043	600,045	100,508
Ser. T-57, Class 1AX, IO, 0.433s, 2043	1,625,736	28,481
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.227s, 2020	3,755,328	96,925
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E,
6.538s, 2039	32,506	32,181
Freddie Mac
IFB Ser. 3182, Class SP, 27.667s, 2032	388,847	527,481
IFB Ser. 3211, Class SI, IO, 26.685s, 2036	277,300	170,763
IFB Ser. 3408, Class EK, 24.855s, 2037	295,170	394,646
IFB Ser. 3077, Class ST, IO, 23.712s, 2035	354,202	198,630
IFB Ser. 2979, Class AS, 23.419s, 2034	162,085	207,954
IFB Ser. 3105, Class SI, IO, 19.021s, 2036	216,697	104,549
IFB Ser. 3489, Class SD, IO, 7.567s, 2032	841,135	138,503
IFB Ser. 2684, Class SP, IO, 7.267s, 2033	1,215,000	232,270
IFB Ser. 3184, Class SP, IO, 7.117s, 2033	1,376,476	172,614
IFB Ser. 3110, Class SP, IO, 7.067s, 2035	1,548,145	268,721
IFB Ser. 3156, Class PS, IO, 7.017s, 2036	1,582,635	265,216
IFB Ser. 3149, Class LS, IO, 6.967s, 2036	3,074,995	560,943
IFB Ser. 3119, Class PI, IO, 6.967s, 2036	2,195,655	398,093
IFB Ser. 2882, Class NS, IO, 6.967s, 2034	1,326,215	173,757
IFB Ser. 2882, Class LS, IO, 6.967s, 2034	649,982	91,429
IFB Ser. 3200, Class SB, IO, 6.917s, 2036	978,661	133,715
IFB Ser. 3149, Class SE, IO, 6.917s, 2036	857,553	147,595
IFB Ser. 3203, Class SH, IO, 6.907s, 2036	818,636	128,337
IFB Ser. 3208, Class PS, IO, 6.867s, 2036	7,299,654	1,311,372
IFB Ser. 2594, Class SE, IO, 6.817s, 2030	249,247	22,182
IFB Ser. 2828, Class TI, IO, 6.817s, 2030	494,329	57,725
IFB Ser. 3397, Class GS, IO, 6.767s, 2037	670,030	75,148
IFB Ser. 3249, Class SI, IO, 6.517s, 2036	540,094	75,643
IFB Ser. 3028, Class ES, IO, 6.517s, 2035	1,669,850	235,673
IFB Ser. 3042, Class SP, IO, 6.517s, 2035	851,143	113,547
IFB Ser. 2981, Class AS, IO, 6.487s, 2035	928,854	108,700
IFB Ser. 3287, Class SE, IO, 6.467s, 2037	2,084,986	318,377
IFB Ser. 3122, Class DS, IO, 6.467s, 2036	995,398	139,144
IFB Ser. 3123, Class LI, IO, 6.467s, 2036	615,724	98,324
IFB Ser. 3108, Class SV, IO, 6.467s, 2036	411,651	55,807
IFB Ser. 3117, Class SC, IO, 6.467s, 2036	260,566	35,279
IFB Ser. 3139, Class SE, IO, 6.467s, 2036	393,605	47,101
IFB Ser. 3107, Class DC, IO, 6.467s, 2035	674,885	102,475
IFB Ser. 3001, Class IH, IO, 6.467s, 2035	1,761,516	248,676
IFB Ser. 2950, Class SM, IO, 6.467s, 2016	419,540	50,979
IFB Ser. 3256, Class S, IO, 6.457s, 2036	1,512,634	202,733
IFB Ser. 3031, Class BI, IO, 6.457s, 2035	580,676	59,641
IFB Ser. 3244, Class SB, IO, 6.427s, 2036	798,442	100,480
IFB Ser. 3249, Class SM, IO, 6.417s, 2036	363,109	50,509
IFB Ser. 3236, Class IS, IO, 6.417s, 2036	1,564,462	201,944
IFB Ser. 3240, Class SM, IO, 6.417s, 2036	362,081	46,768
IFB Ser. 3147, Class SD, IO, 6.417s, 2036	2,633,331	350,974
IFB Ser. 3398, Class SI, IO, 6.417s, 2036	2,692,090	342,213
IFB Ser. 3067, Class SI, IO, 6.417s, 2035	1,169,700	180,210
IFB Ser. 3128, Class JI, IO, 6.397s, 2036	295,642	39,684
IFB Ser. 3240, Class S, IO, 6.387s, 2036	2,659,169	354,701
IFB Ser. 3229, Class BI, IO, 6.387s, 2036	96,078	11,148
IFB Ser. 3065, Class DI, IO, 6.387s, 2035	445,036	64,409
IFB Ser. 3145, Class GI, IO, 6.367s, 2036	250,222	34,969
IFB Ser. 3114, Class IP, IO, 6.367s, 2036	2,676,310	345,016
IFB Ser. 3510, Class IB, IO, 6.367s, 2036	1,094,891	176,843
IFB Ser. 3218, Class AS, IO, 6.347s, 2036	869,763	107,150
IFB Ser. 3221, Class SI, IO, 6.347s, 2036	1,187,167	147,579
IFB Ser. 3153, Class UI, IO, 6.337s, 2036	943,821	168,031
IFB Ser. 3424, Class XI, IO, 6.337s, 2036	1,620,309	224,350
IFB Ser. 3485, Class SI, IO, 6.317s, 2036	589,245	88,810
IFB Ser. 3346, Class SC, IO, 6.317s, 2033	1,461,391	204,249

IFB Ser. 3346, Class SB, IO, 6.317s, 2033	1,828,895	255,644
IFB Ser. 3201, Class SG, IO, 6.267s, 2036	1,673,787	215,720
IFB Ser. 3203, Class SE, IO, 6.267s, 2036	1,401,699	176,349
IFB Ser. 3238, Class LI, IO, 6.257s, 2036	742,375	95,100
IFB Ser. 3171, Class PS, IO, 6.252s, 2036	1,117,035	137,928
IFB Ser. 3171, Class ST, IO, 6.252s, 2036	1,092,649	134,724
IFB Ser. 3449, Class SL, IO, 6.247s, 2037	100,600	13,050
IFB Ser. 3152, Class SY, IO, 6.247s, 2036	2,650,342	381,306
IFB Ser. 3510, Class DI, IO, 6.247s, 2035	1,682,139	222,859
IFB Ser. 3181, Class PS, IO, 6.237s, 2036	750,514	108,486
IFB Ser. 3361, Class SI, IO, 6.217s, 2037	111,142	15,069
IFB Ser. 3199, Class S, IO, 6.217s, 2036	2,174,041	284,446
IFB Ser. 3200, Class PI, IO, 6.217s, 2036	314,186	42,600
IFB Ser. 3284, Class LI, IO, 6.207s, 2037	2,537,486	325,464
IFB Ser. 3281, Class AI, IO, 6.197s, 2037	476,301	61,330
IFB Ser. 3261, Class SA, IO, 6.197s, 2037	759,737	97,771
IFB Ser. 3311, Class IA, IO, 6.177s, 2037	1,504,721	194,290
IFB Ser. 3311, Class IB, IO, 6.177s, 2037	1,504,721	194,290
IFB Ser. 3311, Class IC, IO, 6.177s, 2037	1,504,721	194,290
IFB Ser. 3311, Class ID, IO, 6.177s, 2037	1,504,721	194,290
IFB Ser. 3311, Class IE, IO, 6.177s, 2037	2,271,155	293,252
IFB Ser. 3311, Class PI, IO, 6.177s, 2037	1,125,769	114,318
IFB Ser. 3265, Class SC, IO, 6.177s, 2037	532,246	66,076
IFB Ser. 3240, Class GS, IO, 6.147s, 2036	1,683,032	209,353
IFB Ser. 3257, Class SI, IO, 6.087s, 2036	714,659	83,202
IFB Ser. 3225, Class EY, IO, 6.057s, 2036	6,995,298	824,224
IFB Ser. 3225, Class JY, IO, 6.057s, 2036	3,111,858	383,774
IFB Ser. 3201, Class IN, IO, 6.017s, 2036	436,000	71,122
IFB Ser. 3502, Class DS, IO, 5.917s, 2039	606,414	77,147
IFB Ser. 3339, Class TI, IO, 5.907s, 2037	1,759,046	207,852
IFB Ser. 3284, Class CI, IO, 5.887s, 2037	4,310,085	512,547
IFB Ser. 3303, Class SD, IO, 5.857s, 2037	1,243,372	139,163
IFB Ser. 3309, Class SG, IO, 5.837s, 2037	1,796,521	192,048
IFB Ser. 3530, Class CS, IO, 5.817s, 2039	16,156,395	1,878,168
IFB Ser. 2965, Class SA, IO, 5.817s, 2032	980,059	117,130
IFB Ser. 3530, Class SC, IO, 5.767s, 2039	1,130,208	131,346
IFB Ser. 3536, Class SM, IO, 5.767s, 2039	635,775	76,074
IFB Ser. 3397, Class SQ, IO, 5.737s, 2037	2,415,531	263,244
IFB Ser. 3424, Class UI, IO, 5.527s, 2037	1,115,615	151,176
IFB Ser. 3423, Class GS, IO, 5.417s, 2038	1,316,201	119,665
IFB Ser. 3607, Class SA, IO, 5s, 2036	661,000	87,101
FRB Ser. 3069, Class FO, 0.633s, 2035	58,495	54,251
FRB Ser. 3006, Class FA, 0.633s, 2034	95,505	94,487
FRB Ser. 3232, Class FG, 0.533s, 2036	86,290	85,249
Ser. 3331, Class GO, PO, zero %, 2037	67,035	59,255
Ser. 3292, Class DO, PO, zero %, 2037	66,931	52,451
Ser. 3226, Class YI, IO, zero %, 2036 (F)	803,295	6,654
Ser. 3142, PO, zero %, 2036	22,870	21,068
Ser. 3124, Class DO, PO, zero %, 2036	58,991	43,936
Ser. 3106, PO, zero %, 2036	34,278	32,541
Ser. 3084, Class ON, PO, zero %, 2035	41,809	37,020
Ser. 2989, Class WO, PO, zero %, 2035	31,688	26,979
Ser. 2971, Class KO, PO, zero %, 2035	88,976	76,412
Ser. 2975, Class QO, PO, zero %, 2035	11,720	9,978
Ser. 2980, PO, zero %, 2035	19,309	18,062
Ser. 2981, Class CO, PO, zero %, 2035	53,425	50,069
Ser. 2951, Class JO, PO, zero %, 2035	23,484	16,453
Ser. 2985, Class CO, PO, zero %, 2035	39,068	32,104
Ser. 2858, Class MO, PO, zero %, 2034	8,993	8,512
Ser. 201, PO, zero %, 2029	178,794	147,301
FRB Ser. 3343, Class QF, zero %, 2037	42,412	41,513
FRB Ser. 3345, Class TY, zero %, 2037	135,288	120,890
FRB Ser. 3299, Class FD, zero %, 2037	170,122	164,217
FRB Ser. 3304, Class UF, zero %, 2037	107,000	97,348
FRB Ser. 3289, Class SF, zero %, 2037	272,381	277,905
FRB Ser. 3326, Class XF, zero %, 2037	33,064	32,022
FRB Ser. 3273, Class HF, zero %, 2037	38,545	37,142
FRB Ser. 3235, Class TP, zero %, 2036	20,691	19,598
FRB Ser. 3283, Class KF, zero %, 2036	17,547	17,306
FRB Ser. 3226, Class YW, zero %, 2036	74,856	72,656
FRB Ser. 3332, Class UA, zero %, 2036	22,266	18,694
FRB Ser. 3168, Class AT, zero %, 2036	20,404	20,093
FRB Ser. 3251, Class TC, zero %, 2036	270,649	265,997
FRB Ser. 3140, Class KF, zero %, 2036	42,218	37,299
FRB Ser. 3130, Class JF, zero %, 2036	102,114	96,724
FRB Ser. 3072, Class TJ, zero %, 2035	47,154	35,598
FRB Ser. 3047, Class BD, zero %, 2035	80,308	68,287
FRB Ser. 3052, Class TJ, zero %, 2035	34,877	27,541
FRB Ser. 3326, Class WF, zero %, 2035	110,181	109,941
FRB Ser. 3030, Class EF, zero %, 2035	60,542	58,734
FRB Ser. 3033, Class YF, zero %, 2035	109,719	97,204
FRB Ser. 3251, Class TP, zero %, 2035	97,798	74,919
FRB Ser. 3263, Class AE, zero %, 2035	155,336	120,911
FRB Ser. 3273, Class TJ, zero %, 2035	69,895	68,200
FRB Ser. 3412, Class UF, zero %, 2035	199,533	158,849
FRB Ser. 2980, Class TY, zero %, 2035	15,327	14,474
FRB Ser. 2958, Class TP, zero %, 2035	35,745	31,841
FRB Ser. 2963, Class TW, zero %, 2035	73,121	62,782
FRB Ser. 2958, Class FB, zero %, 2035	50,861	44,622
FRB Ser. 3137, Class TF, zero %, 2034	14,191	13,579
FRB Ser. 2947, Class GF, zero %, 2034	69,204	61,173
FRB Ser. 3006, Class TE, zero %, 2034	22,622	20,693
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	268,440	206,699
Government National Mortgage Association
IFB Ser. 07-41, Class SA, 38.801s, 2037	77,163	112,250
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	453,158	76,697
IFB Ser. 08-47, Class S, IO, 7.468s, 2038	1,570,850	212,304
IFB Ser. 08-42, Class AI, IO, 7.458s, 2038	6,534,886	947,866

IFB Ser. 07-5, Class SA, IO, 7.127s, 2037	1,744,232	188,171
IFB Ser. 06-69, Class SD, IO, 7.117s, 2036	284,572	31,514
IFB Ser. 09-16, Class SL, IO, 7.107s, 2037	2,300,501	241,015
IFB Ser. 05-68, Class PU, IO, 7.067s, 2032	747,079	99,245
IFB Ser. 04-59, Class SC, IO, 6.968s, 2034	544,501	77,416
IFB Ser. 04-26, Class IS, IO, 6.968s, 2034	436,834	30,817
IFB Ser. 05-68, Class SN, IO, 6.968s, 2034	229,335	27,474
IFB Ser. 07-47, Class SA, IO, 6.868s, 2036	977,228	135,702
IFB Ser. 07-49, Class NY, IO, 6.867s, 2035	3,472,515	280,426
IFB Ser. 04-96, Class KS, IO, 6.767s, 2034	107,662	15,833
IFB Ser. 06-16, Class GS, IO, 6.757s, 2036	76,806	9,304
IFB Ser. 10-2, Class S, IO, 6 3/4s, 2039 (FWC)	619,000	73,700
IFB Ser. 04-5, Class PS, IO, 6.717s, 2033	1,293,000	212,667
IFB Ser. 07-35, Class NY, IO, 6.668s, 2035	1,637,669	188,356
IFB Ser. 09-76, Class SJ, IO, 6.618s, 2039	1,493,666	184,126
IFB Ser. 07-26, Class SG, IO, 6.617s, 2037	1,021,643	109,049
IFB Ser. 09-87, Class IW, IO, 6.617s, 2034	2,836,571	409,163
IFB Ser. 05-45, Class HI, IO, 6.588s, 2035	388,608	57,006
IFB Ser. 07-18, Class S, IO, 6.568s, 2037	7,755,479	1,123,492
IFB Ser. 07-25, Class SB, IO, 6.567s, 2037	1,294,793	123,675
IFB Ser. 09-106, Class XI, IO, 6.567s, 2037	5,195,929	593,660
IFB Ser. 07-22, Class S, IO, 6.567s, 2037	918,594	104,552
IFB Ser. 04-106, Class SI, IO, 6.518s, 2034	104,500	16,346
IFB Ser. 09-106, Class XL, IO, 6.517s, 2037	1,956,404	216,646
IFB Ser. 04-104, Class IS, IO, 6.517s, 2034	124,915	14,997
IFB Ser. 09-87, Class IG, IO, 6.507s, 2037	347,750	45,970
IFB Ser. 07-53, Class SY, IO, 6.502s, 2037	1,642,049	169,551
IFB Ser. 07-58, Class PS, IO, 6.467s, 2037	730,694	67,230
IFB Ser. 07-41, Class SM, IO, 6.467s, 2037	266,287	34,535
IFB Ser. 07-41, Class SN, IO, 6.467s, 2037	271,330	35,189
IFB Ser. 07-37, Class SU, IO, 6.458s, 2037	178,894	23,653
IFB Ser. 07-37, Class YS, IO, 6.438s, 2037	159,692	19,473
IFB Ser. 07-59, Class PS, IO, 6.437s, 2037	636,986	54,175
IFB Ser. 07-59, Class SP, IO, 6.437s, 2037	142,847	12,316
IFB Ser. 07-48, Class SB, IO, 6.418s, 2037	447,993	39,615
IFB Ser. 09-106, Class LP, IO, 6.377s, 2036	539,196	57,444
IFB Ser. 09-106, Class CM, IO, 6.368s, 2034	413,019	51,256
IFB Ser. 08-6, Class TI, IO, 6.368s, 2032	209,770	20,875
IFB Ser. 09-87, Class SK, IO, 6.367s, 2032	2,071,595	215,870
IFB Ser. 07-17, Class AI, IO, 6.318s, 2037	3,422,649	464,040
IFB Ser. 07-78, Class SA, IO, 6.298s, 2037	4,653,285	467,074
IFB Ser. 08-2, Class SM, IO, 6.268s, 2038	1,804,037	176,493
IFB Ser. 07-9, Class AI, IO, 6.268s, 2037	1,680,825	169,700
IFB Ser. 06-26, Class S, IO, 6.267s, 2036	3,751,883	396,540
IFB Ser. 08-9, Class SK, IO, 6.247s, 2038	1,999,424	214,302
IFB Ser. 07-37, Class SM, IO, 6.238s, 2037	1,002,686	125,179
IFB Ser. 09-35, Class SP, IO, 6.168s, 2037	2,576,888	306,744
IFB Ser. 09-106, Class MS, IO, 6.167s, 2038	1,561,635	143,509
IFB Ser. 09-110, Class CS, IO, 6.158s, 2039	2,436,894	230,157
IFB Ser. 05-71, Class SA, IO, 6.128s, 2035	2,827,267	327,762
IFB Ser. 05-65, Class SI, IO, 6.117s, 2035	1,003,049	110,384
IFB Ser. 06-7, Class SB, IO, 6.087s, 2036	213,740	19,651
IFB Ser. 09-92, Class SL, IO, 6.068s, 2039	1,224,669	110,546
IFB Ser. 09-110, Class NS, IO, 6.067s, 2039	777,950	74,051
IFB Ser. 06-16, Class SX, IO, 6.057s, 2036	1,230,220	129,568
IFB Ser. 09-72, Class SM, IO, 6.018s, 2039	3,557,908	374,692
IFB Ser. 09-92, Class SA, IO, 6.018s, 2039	5,583,706	614,576
IFB Ser. 05-84, Class SH, IO, 6.018s, 2035	638,406	84,904
IFB Ser. 07-17, Class IB, IO, 6.017s, 2037	657,547	83,112
IFB Ser. 09-106, Class SD, IO, 6.017s, 2036	1,790,365	186,550
IFB Ser. 09-87, Class SN, IO, 6.017s, 2035	1,607,177	144,889
IFB Ser. 07-25, Class KS, IO, 5.968s, 2037	1,765,776	179,776
IFB Ser. 07-21, Class S, IO, 5.968s, 2037	55,717	5,007
IFB Ser. 09-106, Class SU, IO, 5.967s, 2037	3,153,710	293,452
IFB Ser. 07-19, Class SJ, IO, 5.967s, 2037	631,177	54,022
IFB Ser. 07-7, Class EI, IO, 5.967s, 2037	745,682	64,563
IFB Ser. 07-7, Class JI, IO, 5.967s, 2037	1,732,960	191,858
IFB Ser. 07-1, Class S, IO, 5.967s, 2037	853,101	74,054
IFB Ser. 07-3, Class SA, IO, 5.967s, 2037	812,555	71,014
IFB Ser. 07-17, Class SI, IO, 5.956s, 2037	213,782	23,831
IFB Ser. 07-31, Class AI, IO, 5.948s, 2037	984,254	126,452
IFB Ser. 07-62, Class S, IO, 5.918s, 2037	741,301	72,265
IFB Ser. 07-43, Class SC, IO, 5.868s, 2037	989,438	93,988
IFB Ser. 09-106, Class SL, IO, 5.867s, 2036	3,870,986	421,134
IFB Ser. 09-87, Class TS, IO, 5.867s, 2035	740,316	83,732
IFB Ser. 04-83, Class CS, IO, 5.847s, 2034	295,396	32,798
IFB Ser. 09-106, Class ST, IO, 5.767s, 2038	992,165	100,130
IFB Ser. 04-41, Class SG, IO, 5.767s, 2034	1,528,233	85,911
IFB Ser. 09-87, Class WT, IO, 0.188s, 2035	3,322,192	12,666
Ser. 06-36, Class OD, PO, zero %, 2036	25,803	21,373
FRB Ser. 07-35, Class VF, zero %, 2037	32,786	32,641
FRB Ser. 07-16, Class WF, zero %, 2037	199,459	193,531
FRB Ser. 06-56, Class YF, zero %, 2036	16,201	15,996
IFB Ser. 09-106, Class WT, IO, zero %, 2037	837,650	3,153
Greenwich Capital Commercial Funding Corp.
FRB Ser. 06-GG7, Class A2, 5.918s, 2038	1,145,000	1,174,807
Ser. 05-GG5, Class A2, 5.117s, 2037	1,727,000	1,733,733
GS Mortgage Securities Corp. II FRB Ser. 07-GG10,
Class A3, 5.805s, 2045	334,000	326,758
GS Mortgage Securities Corp. II 144A Ser. 05-GG4,
Class XC, IO, 0.255s, 2039	77,913,198	1,310,224
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.975s, 2035	1,569,916	196,239
Ser. 06-RP2, Class 1AS1, IO, 5.626s, 2036	6,598,687	804,215
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) (NON)	84,852	8
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.022s, 2037	2,988,585	2,062,124
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,

0.341s, 2037 (F)		1,546,065	834,875
IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1, 5.913s, 2037		883,804	565,634
FRB Ser. 06-AR25, Class 5A1, 5.911s, 2036		709,626	435,997
FRB Ser. 07-AR9, Class 2A1, 5.864s, 2037		914,365	621,768
FRB Ser. 05-AR31, Class 3A1, 5 1/2s, 2036		2,393,368	1,388,153
FRB Ser. 07-AR11, Class 1A1, 5.07s, 2037		1,124,892	607,442
JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.923s, 2036		622,598	488,740
FRB Ser. 06-A6, Class 1A1, 0.391s, 2036		1,020,923	483,942
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.062s, 2051		299,000	209,192
FRB Ser. 07-LD12, Class A3, 5.99s, 2051		2,365,000	2,230,180
Ser. 07-CB20, Class A3, 5.863s, 2051		834,000	808,373
Ser. 07-LD12, Class A2, 5.827s, 2051		1,476,000	1,495,396
FRB Ser. 07-LD11, Class A3, 5.818s, 2049		417,000	401,539
Ser. 07-CB20, Class A4, 5.794s, 2051		1,386,000	1,195,348
Ser. 06-LDP9, Class A3, 5.336s, 2047		3,036,000	2,633,022
Ser. 08-C2, Class X, IO, 0.479s, 2051		29,989,397	474,324
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.137s, 2051		63,482,327	669,802
LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1,
Class G, 6.41s, 2031		253,101	144,626
LB-UBS Commercial Mortgage Trust
Ser. 07-C2, Class A3, 5.43s, 2040		3,587,000	3,098,412
Ser. 07-C1, Class A4, 5.424s, 2040		4,697,000	3,889,727
Ser. 07-C2, Class A2, 5.303s, 2040		987,000	996,773
Mach One Commercial Mortgage Trust 144A
Ser. 04-1A, Class J, 5.45s, 2040		594,000	37,125
Ser. 04-1A, Class K, 5.45s, 2040		212,000	11,130
Ser. 04-1A, Class L, 5.45s, 2040		96,000	4,080
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036		480,773	327,076
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.148s, 2049		56,307,724	623,310
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2,
Class JS, IO, 2.259s, 2028		1,149,567	34,200
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
5.828s, 2050		222,000	215,570
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 5.92s, 2049		270,000	269,190
Ser. 07-7, Class A2, 5.693s, 2050		802,000	821,663
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, IO, 4.527s, 2017		2,469,417	259,289
Mezz Cap Commercial Mortgage Trust 144A Ser. 04-C1,
Class X, IO, 8.006s, 2037		827,699	115,878
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		1,252,000	783,806
FRB Ser. 08-T29, Class A3, 6.28s, 2043		712,000	704,795
FRB Ser. 07-IQ15, Class A2, 5.84s, 2049		572,000	581,081
Ser. 07-HQ13, Class A2, 5.649s, 2044		1,144,000	1,159,488
Ser. 07-IQ13, Class A3, 5.331s, 2044		1,967,000	1,889,168
Morgan Stanley Capital I 144A FRB Ser. 04-RR,
Class F7, 6s, 2039		1,730,000	90,825
Morgan Stanley Mortgage Loan Trust
FRB Ser. 07-11AR, Class 2A1, 6.182s, 2037		2,679,683	1,714,997
FRB Ser. 07-14AR, Class 6A1, 6.097s, 2037		749,004	449,402
Ser. 06-6AR, Class 2A, 5.411s, 2036		2,342,298	1,475,648
Ser. 05-5AR, Class 2A1, 3.94s, 2035		975,517	595,065
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.082s, 2030		327,112	330,383
Ser. 97-MC2, Class X, IO, 1.73s, 2012		2,257	54
Nomura Asset Acceptance Corp. 144A IFB Ser. 04-R3,
Class AS, IO, 6.819s, 2035		138,409	19,983
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010		123,000	91,265
Residential Asset Securitization Trust Ser. 07-A5,
Class 2A3, 6s, 2037		731,757	541,500
STRIPS 144A
Ser. 03-1A, Class M, 5s, 2018		162,000	97,200
Ser. 03-1A, Class N, 5s, 2018		193,000	106,150
Ser. 04-1A, Class M, 5s, 2018		174,000	90,480
Ser. 04-1A, Class N, 5s, 2018		167,000	75,150
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-10, Class 1A1, 6s, 2037		398,588	213,463
FRB Ser. 06-9, Class 1A1, 5.652s, 2036		846,405	462,362
FRB Ser. 06-12, Class 1A1, 0.391s, 2037		3,973,840	2,185,612
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.019s, 2037		3,019,556	362,347
Ser. 07-4, Class 1A4, IO, 1s, 2037 (F)		3,295,252	86,912
Structured Asset Securities Corp. 144A
Ser. 06-RF1, IO, 5.799s, 2036		22,870,067	2,687,270
Ser. 05-RF6, Class A, IO, 5.756s, 2043		591,125	65,763
Ser. 07-RF1, Class 1A, IO, 5.442s, 2037		4,107,547	444,129
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 7.095s, 2014 (United
Kingdom)	GBP	226,682	247,372
FRB Ser. 05-CT1A, Class D, 7.095s, 2014 (United
Kingdom)	GBP	444,023	251,248
Ursus EPC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	239,051	38,647
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.902s, 2051		$2,350,000	2,291,662
Ser. 07-C31, Class A3, 5.483s, 2047		396,000	387,795
Ser. 07-C31, Class A2, 5.421s, 2047		2,269,000	2,295,321
Ser. 07-C30, Class A3, 5.246s, 2043		4,254,000	4,109,980
Ser. 07-C34, IO, 0.354s, 2046		16,875,897	298,535
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 3.533s, 2018		477,000	238,500

Wells Fargo Alternative Loan Trust FRB Ser. 07-PA6,
Class A1, 6.534s, 2037		6,720,395	4,260,625

Total mortgage-backed securities (cost $154,816,013)			$181,835,155

CORPORATE BONDS AND NOTES (23.5%)(a)
		Principal amount	Value

Basic materials (1.8%)
Builders FirstSource, Inc. company guaranty sr. notes
FRN 4.523s, 2012		$270,000	$270,000
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.254s, 2013 (Netherlands)		215,000	190,006
Cognis GmbH company guaranty sr. bonds FRB Ser. REGS,
2.714s, 2013 (Netherlands)	EUR	156,000	210,885
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		$1,046,000	1,144,063
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011		55,000	57,750
HeidelbergCement AG company guaranty unsec. unsub.
notes 8 1/2s, 2019 (Germany)	EUR	299,000	450,207
HeidelbergCement AG company guaranty unsub. notes Ser.
EMTN, 5 5/8s, 2018 (Germany)	EUR	96,000	124,935
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		$64,000	62,720
International Paper Co. sr. unsec. notes 9 3/8s, 2019		100,000	122,500
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		224,000	244,840
Nalco Co. 144A sr. notes 8 1/4s, 2017		28,000	29,750
NewPage Holding Corp. sr. unsec. unsub. notes FRN
7.564s, 2013 (PIK)		90,993	28,208
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		113,000	107,633
Novelis, Inc. 144A sr. unsec. notes 11 1/2s, 2015		75,000	80,344
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	405,000	633,424
Rhodia SA sr. unsec. notes FRN Ser. REGS, 3.492s, 2013
(France)	EUR	522,000	692,569
Rockwood Specialties Group, Inc. company guaranty sr.
unsec. sub. notes 7 5/8s, 2014	EUR	50,000	71,253
SGL Carbon SE company guaranty sr. sub. notes FRN Ser.
EMTN, 1.964s, 2015 (Germany)	EUR	152,000	184,365
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$280,000	269,150
Smurfit-Stone Container Corp. sr. notes unsec. unsub.
notes 8 3/8s, 2012 (In default) (NON)		240,000	212,400
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		135,000	139,050
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016		269,000	280,096
Teck Resources, Ltd. sr. notes 10 3/4s, 2019 (Canada)		168,000	200,760
Teck Resources, Ltd. sr. notes 10 1/4s, 2016 (Canada)		291,000	339,015
Teck Resources, Ltd. sr. notes 9 3/4s, 2014 (Canada)		358,000	413,043
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
notes 11 1/2s, 2014		178,000	195,800
			6,754,766

Capital goods (1.1%)
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		104,000	102,960
Ardagh Glass Finance B.V. company guaranty sr. notes
Ser. REGS, 8 7/8s, 2013 (Netherlands)	EUR	121,000	174,187
Ball Corp. company guaranty sr. unsec. notes 7 3/8s,
2019		$26,000	26,715
Ball Corp. company guaranty sr. unsec. notes 7 1/8s,
2016		39,000	39,975
BBC Holding Corp. sr. notes 8 7/8s, 2014		350,000	340,375
Bombardier, Inc. 144A sr. unsec. notes FRN 3.839s,
2013 (Canada)	EUR	100,000	136,526
Crown Americas, LLC/Crown Americas Capital Corp. sr.
notes 7 5/8s, 2013		$206,000	212,695
General Cable Corp. company guaranty sr. unsec. unsub.
notes FRN 2.665s, 2015		87,000	76,669
Goodman Global Group, Inc. 144A sr. disc. notes zero
%, 2014		250,000	141,875
Impress Holdings BV company guaranty sr. bonds FRB
Ser. REGS, 3.867s, 2013 (Netherlands)	EUR	136,000	184,092
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		$607,000	610,794
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2015		574,000	573,283
RBS Global, Inc./Rexnord Corp. company guaranty sr.
unsec. unsub. notes 9 1/2s, 2014		390,000	390,975
Ryerson Tull, Inc. company guaranty sr. sec. notes
12s, 2015		409,000	427,405
TD Funding Corp. 144A company guaranty sr. sub. notes
7 3/4s, 2014		70,000	71,050
Titan International, Inc. company guaranty sr. unsec.
notes 8s, 2012		116,000	113,680
Transdigm, Inc. company guaranty sr. unsec. sub. notes
7 3/4s, 2014		310,000	313,875
			3,937,131

Communication services (2.5%)
Cablecom SCA sr. notes Ser. REGS, 8s, 2016
(Netherlands)	EUR	77,000	105,332
CCH II, LLC sr. notes 13 1/2s, 2016		$452,462	532,774

Centennial Communications Corp. sr. unsec. notes FRN
6.04s, 2013		45,000	45,000
Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015		578,000	570,775
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		248,000	249,240
Cricket Communications, Inc. company guaranty sr.
unsec. unsub. notes 10s, 2015		354,000	358,868
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		81,000	83,633
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		245,000	237,650
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018		343,000	345,573
GIC, Inc. 144A sr. notes 8 5/8s, 2019		55,000	55,481
Global Crossing UK Finance PLC company guaranty
11 3/4s, 2014 (United Kingdom)	GBP	152,000	248,196
Global Crossing, Ltd. 144A sr. sec. notes 12s, 2015
(United Kingdom)		$25,000	27,438
Inmarsat Finance PLC 144A company guaranty sr. notes
7 3/8s, 2017 (United Kingdom)		$150,000	153,375
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes Ser. *, 8 7/8s, 2015 (Bermuda)		128,000	132,480
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		340,000	321,300
Magyar Telecom BV 144A company guaranty sr. notes
9 1/2s, 2016 (Hungary)	EUR	246,000	349,728
Mediacom Broadband, LLC/Mediacom Broadband Corp. sr.
unsec. unsub. notes 8 1/2s, 2015		$82,000	82,820
Mediacom LLC/Mediacom Capital Corp. 144A sr. notes
9 1/8s, 2019		103,000	105,060
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		90,000	91,125
NII Capital Corp. 144A company guaranty sr. notes 10s,
2016		70,000	73,325
Nordic Telephone Co. Holdings ApS sec. notes Ser.
REGS, 8 1/4s, 2016 (Denmark)	EUR	214,000	326,651
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		$150,000	144,375
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		353,000	354,324
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		75,000	77,906
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		1,501,000	1,613,575
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8 1/4s, 2019		105,000	111,300
SBA Telecommunications, Inc. 144A company guaranty sr.
notes 8s, 2016		180,000	188,100
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		1,100,000	1,122,000
Unitymedia Hessen GmbH & Co. KG company guaranty sr.
notes FRN Ser. REGS, 3.597s, 2013 (Germany)	EUR	270,000	383,202
UPC Holdings BV sr. notes 9 3/4s, 2018 (Netherlands)	EUR	259,000	380,266
UPC Holdings BV sr. notes Ser. REGS, 8 5/8s, 2014
(Netherlands)	EUR	57,000	81,647
West Corp. company guaranty 9 1/2s, 2014		$189,000	191,835
Wind Acquisition Finance SA sr. notes Ser. REGS,
11 3/4s, 2017 (Netherlands)	EUR	195,000	305,390
			9,449,744

Conglomerates (0.1%)
UPC Germany GmbH 144A sr. bonds 8 1/8s, 2017 (Germany)	EUR	218,000	318,087
			318,087

Consumer cyclicals (4.6%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		25,000	27,094
Affinion Group, Inc. company guaranty 11 1/2s, 2015		250,000	261,875
Affinion Group, Inc. company guaranty 10 1/8s, 2013		285,000	292,838
Affinity Group, Inc. sr. sub. notes 9s, 2012		482,000	337,400
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		224,720	234,832
AMC Entertainment, Inc. company guaranty 11s, 2016		251,000	262,295
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		205,000	195,775
American Casino & Entertainment Properties LLC 144A
sr. notes 11s, 2014		190,000	160,075
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		160,000	147,600
Boyd Gaming Corp. sr. sub. notes 6 3/4s, 2014		134,000	120,768
Building Materials Corp. company guaranty notes
7 3/4s, 2014		265,000	262,350
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		235,000	240,875
Cirsa Capital Luxembourg SA company guaranty Ser.
REGS, 7 7/8s, 2012 (Luxembourg)	EUR	77,000	104,780
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016		$200,000	157,000
Clear Channel Communications, Inc. sr. unsec. notes
7.65s, 2010		185,000	181,994
Codere Finance Luxembourg SA sr. sec. notes Ser. REGS,
8 1/4s, 2015 (Luxembourg)	EUR	227,000	286,136
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		$30,000	31,538
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016		117,000	127,823
Echostar DBS Corp. company guaranty 6 5/8s, 2014		1,369,000	1,380,979
Europcar Groupe SA company guaranty sr. sub. bond FRB
Ser. REGS, 4.214s, 2013 (France)	EUR	127,000	150,989
Fiat Finance Lux, Ltd. SA company guaranty Ser. EMTN,
7 5/8s, 2014 (Italy)	EUR	228,000	340,382
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011		$661,000	692,398
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010		889,000	917,893

Goodman Global, Inc. company guaranty sr. unsec. sub.
notes 13 1/2s, 2016		270,000	298,688
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016		416,000	459,680
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)		460,000	462,870
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 3.831s, 2014		60,000	56,775
Harrah's Operating Co., Inc. 144A sr. sec. notes
11 1/4s, 2017		185,000	193,556
Host Marriott LP sr. notes Ser. M, 7s, 2012 (R)		725,000	736,781
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 10s, 2017		170,000	188,700
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 6 1/4s, 2014		200,000	192,000
ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s,
2016 (Denmark)	EUR	296,000	405,971
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		$165,000	164,588
Lamar Media Corp. company guaranty 7 1/4s, 2013		190,000	189,525
Lamar Media Corp. company guaranty sr. notes 9 3/4s,
2014		100,000	110,375
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		795,000	845,681
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		70,000	73,238
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015		651,000	683,550
Liberty Media, LLC sr. notes 5.7s, 2013		138,000	131,445
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)		340,000	83,300
Meritage Homes Corp. company guaranty 6 1/4s, 2015		140,000	128,800
Meritage Homes Corp. sr. notes 7s, 2014		45,000	42,975
MGM Mirage, Inc. company guaranty 8 1/2s, 2010		49,000	48,755
MGM Mirage, Inc. company guaranty 6 3/4s, 2013		132,000	113,850
Navistar International Corp. sr. notes 8 1/4s, 2021		180,000	184,275
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		251,000	261,668
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)		360,000	328,500
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		497,000	556,640
Penn National Gaming, Inc. 144A sr. unsec. sub. notes
8 3/4s, 2019		50,000	51,125
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		320,000	294,400
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		337,000	337,000
Pinnacle Entertainment, Inc. 144A sr. notes 8 5/8s,
2017		55,000	56,100
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		75,000	75,000
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		264,000	277,860
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015		124,000	107,880
Station Casinos, Inc. sr. notes 6s, 2012
(In default) (NON)		318,000	48,098
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. notes
11s, 2013		115,511	121,864
Travelport LLC company guaranty 9 7/8s, 2014		166,000	171,395
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015 (In default) (NON)		220,000	4,538
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	110,000	146,569
TVN Finance Corp. PLC 144A company guaranty sr. unsec.
notes 10 3/4s, 2017 (United Kingdom)	EUR	152,000	226,255
Umbrella Acquisition, Inc. 144A company guaranty sr.
unsec. unsub. notes 9 3/4s, 2015 (PIK)		$352,587	308,954
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(PIK)		246,703	81,720
Virgin Media Finance PLC company guaranty sr. unsec.
bond 8 7/8s, 2019 (United Kingdom)	GBP	135,000	223,818
Virgin Media Finance PLC company guaranty sr. unsec.
unsub. notes 9 1/2s, 2016 (United Kingdom)	EUR	135,000	207,877
Visant Corp. company guaranty sr. unsec. sub. notes
7 5/8s, 2012		$600,000	603,000
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		34,000	35,700
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (NON)		83,000	310
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (NON)		239,000	837
			17,238,175

Consumer staples (0.4%)
Archibald Candy Corp. company guaranty 10s, 2010 (In
default) (F)(NON)		88,274	1,363
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016		285,000	266,475
Constellation Brands, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2017		23,000	23,316
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		111,000	112,665
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015		100,000	105,250
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012		321,000	325,414
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017		277,000	240,990
Rite Aid Corp. notes 7 1/2s, 2017		315,000	296,100
			1,371,573

Energy (4.8%)
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		1,347,000	1,336,898
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		320,000	282,400
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013		1,031,000	1,049,043
Complete Production Services, Inc. company guaranty
8s, 2016		388,000	382,665
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		510,000	511,275
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		210,000	192,150
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)		15,000	16,575
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		345,000	344,138
Empresa Nacional del Petroleo 144A sr. unsec. notes
6 1/4s, 2019 (Chile)		600,000	623,825
Expro Finance Luxemburg 144A sr. notes 8 1/2s, 2016
(Luxembourg)		215,000	213,388
Ferrellgas LP/Finance sr. notes 6 3/4s, 2014		520,000	512,200
Forest Oil Corp. sr. notes 8s, 2011		540,000	562,950
Gaz Capital SA 144A company guaranty sr. unsec. bond
8.146s, 2018 (Russia)		176,000	181,509
Gaz Capital SA 144A sr. sec. bond 9 1/4s, 2019 (Russia)		2,055,000	2,255,054
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		455,000	466,375
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		517,000	482,749
Infinis PLC sr. notes Ser. REGS, 9 1/8s, 2014 (United
Kingdom)	GBP	98,000	164,273
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014		$180,000	180,450
Lukoil International Finance BV 144A company guaranty
sr. unsec. unsub. notes 7 1/4s, 2019 (Russia)		200,000	203,530
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		348,000	351,480
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011		189,298	191,065
Peabody Energy Corp. company guaranty 7 3/8s, 2016		455,000	469,219
Petrobras International Finance Co. company guaranty
sr. unsec. notes 7 7/8s, 2019 (Brazil)		865,000	998,426
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013		169,000	176,605
Petroleos de Venezuela SA company guaranty sr. unsec.
notes 5 1/4s, 2017 (Venezuela)		2,065,000	1,135,750
Petroleos de Venezuela SA sr. unsec. bonds zero %,
2011 (Venezuela)		585,000	473,850
Petroleos de Venezuela SA sr. unsec. sub. bond 5s,
2015 (Venezuela)		580,000	285,012
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 9 3/4s, 2019 (Trinidad)		545,000	609,719
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		240,000	247,500
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		70,000	71,225
Plains Exploration & Production Co. company guaranty
7s, 2017		80,000	78,600
Plains Exploration & Production Co. company guaranty
sr. unsec. notes 10s, 2016		270,000	295,650
Power Sector Assets & Liabilites Management Corp. 144A
govt. guaranty sr. unsec. notes 7 1/4s, 2019
(Philippines)		425,000	455,813
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014		451,000	465,658
Range Resources Corp. company guaranty sr. unsec. sub.
notes 7 1/2s, 2017		232,000	238,960
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018		365,000	358,613
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013		40,000	41,600
White Nights Finance BV for Gazprom notes 10 1/2s,
2014 (Russia)		230,000	257,549
Williams Cos., Inc. (The) sr. unsec. notes 8 1/8s, 2012		150,000	164,020
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019		665,000	745,450
			18,073,211

Financials (4.5%)
Banco Do Brasil 144A sr. unsec. 5.669s, 2017 (Brazil)	BRL	536,000	302,868
Beverage Packaging Holdings Luxembourg II SA company
guaranty sr. notes Ser. REGS, 8s, 2016	EUR	90,000	121,181
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.073s, 2012		$812,813	775,678
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 7s, 2012		25,000	24,625
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2012		403,000	394,940
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 7/8s, 2011		53,000	52,205
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes 6 5/8s, 2012		512,000	501,760
GMAC, LLC 144A company guaranty sr. unsec. unsub.
notes FRN 2.456s, 2014		39,000	31,395
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		95,000	87,400
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		65,000	62,075
JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %,
2017		1,000,000	680,000
JPMorgan Chase & Co. 144A sr. unsec. unsub. notes FRN
7.34s, 2011	RUB	22,000,000	715,575
JPMorgan Chase & Co. 144A unsec. unsub. notes 0.173s,

2012	INR	19,000,000	446,664
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		$100,000	102,000
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		252,000	238,140
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A sr. sec. notes 7 3/4s, 2016 (Luxembourg)	EUR	377,000	550,815
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Russia)		$3,585,000	3,520,613
RSHB Capital SA for OJSC Russian Agricultural Bank
144A notes 9s, 2014 (Russia)		1,425,000	1,617,375
Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South
Korea)		137,000	145,683
UBS Luxembourg SA for Sberbank sub. bonds
stepped-coupon 6.23s (7.429s, 2/11/10), 2015 (Russia)
(STP)		1,290,000	1,328,984
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.148s, 2014		60,000	49,275
VTB Capital SA 144A bonds 6 1/4s, 2035 (Russia)		130,000	121,225
VTB Capital SA 144A notes 7 1/2s, 2011 (Russia)		1,925,000	2,016,438
VTB Capital SA 144A notes 6 7/8s, 2018 (Russia)		750,000	746,250
VTB Capital SA 144A sec. notes 6.609s, 2012 (Russia)		2,025,000	2,040,005
			16,673,169

Health care (1.4%)
Community Health Systems, Inc. company guaranty
8 7/8s, 2015		197,000	203,895
DaVita, Inc. company guaranty 6 5/8s, 2013		153,000	153,383
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)		299,000	323,668
HCA, Inc. sr. sec. notes 9 1/4s, 2016		346,000	371,518
HCA, Inc. sr. sec. notes 9 1/8s, 2014		282,000	297,510
Omnicare, Inc. company guaranty 6 3/4s, 2013		195,000	191,100
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		545,000	528,650
Select Medical Corp. company guaranty 7 5/8s, 2015		547,000	530,590
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		724,000	707,710
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015		70,000	71,925
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		310,000	285,200
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		115,293	104,917
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 10s, 2018		119,000	133,280
Tenet Healthcare Corp. 144A company guaranty sr. sec.
notes 9s, 2015		471,000	508,680
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014		491,000	508,799
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		305,000	318,725
Ventas Realty LP/Capital Corp. company guaranty sr.
unsec. notes 7 1/8s, 2015 (R)		50,000	50,000
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s,
2014 (R)		173,000	170,405
			5,459,955

Technology (0.9%)
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)		64,000	60,480
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		241,000	229,854
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015		155,000	157,519
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015		97,000	90,453
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016		161,000	137,655
First Data Corp. company guaranty sr. unsec. unsub.
notes 10.55s, 2015 (PIK)		170,545	151,359
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)		152,160	134,471
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		414,000	379,845
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016		14,000	11,270
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		470,000	474,700
New ASAT Finance, Ltd. company guaranty 9 1/4s, 2011
(Cayman Islands) (In default) (F)(NON)		13,000	16
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016		136,000	135,660
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		310,000	330,150
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		620,000	635,500
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015		320,000	372,800
			3,301,732

Transportation (0.2%)
British Airways PLC sr. unsec. 8 3/4s, 2016 (United
Kingdom)	GBP	157,000	237,070
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013		$295,000	291,313
RailAmerica, Inc. company guaranty sr. notes 9 1/4s,
2017		153,000	162,754
			691,137

Utilities and power (1.2%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		130,000	133,413
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		380,000	389,500

Dynegy-Roseton Danskamme sec. bonds 7.27s, 2010		32,880	32,921
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		151,000	128,350
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		69,000	64,860
Edison Mission Energy sr. unsec. notes 7.2s, 2019		147,000	111,353
Edison Mission Energy sr. unsec. notes 7s, 2017		23,000	18,170
El Paso Corp. sr. unsec. notes 12s, 2013		516,000	603,720
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		115,000	115,288
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 8s, 2019 (Indonesia)		400,000	422,000
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 7 3/4s, 2020 (Indonesia)		1,085,000	1,103,608
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011		100,000	102,500
NRG Energy, Inc. sr. notes 7 3/8s, 2016		235,000	235,294
Orion Power Holdings, Inc. sr. unsec. notes 12s, 2010		655,000	671,375
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014		257,000	266,316
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7.2s, 2011		185,000	193,135
Utilicorp United, Inc. sr. unsec. notes 7.95s, 2011		18,000	18,814
			4,610,617

Total corporate bonds and notes (cost $86,680,840)			$87,879,297

ASSET-BACKED SECURITIES (12.2%)(a)
		Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 0.921s, 2035		$74,142	$19,894
FRB Ser. 05-4, Class A2C, 0.441s, 2035		23,372	21,504
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.381s, 2036		107,000	32,139
FRB Ser. 06-HE3, Class A2C, 0.381s, 2036		115,000	36,228
Ameriquest Mortgage Securities, Inc. FRB Ser. 03-8,
Class M2, 1.981s, 2033		199,684	55,633
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038		383,000	61,280
Ser. 04-1A, Class E, 6.42s, 2039		361,000	50,540
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.501s, 2033		24,453	6,525
FRB Ser. 06-W4, Class A2C, 0.391s, 2036		202,583	67,255
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.231s, 2033		134,262	94,230
FRB Ser. 05-WMC1, Class M1, 0.671s, 2035		31,000	24,490
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.421s, 2036		28,545	17,556
FRB Ser. 06-HE4, Class A5, 0.391s, 2036		106,969	66,117
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 04-FR3, Class M6, 5.106s, 2034		53,429	7,679
FRB Ser. 05-HE1, Class M3, 1.161s, 2035		223,000	44,154
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		470,400	312,816
Ser. 00-A, Class A2, 7.575s, 2030		1,250,824	725,478
Ser. 99-B, Class A4, 7.3s, 2016		613,932	368,359
Ser. 99-B, Class A3, 7.18s, 2015		1,033,188	619,913
FRB Ser. 00-A, Class A1, 0.393s, 2030		135,309	22,891
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-OPT1, Class M1, 0.651s, 2035		47,073	37,797
FRB Ser. 07-OPX1, Class A1A, 0.301s, 2037		681,548	408,929
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		1,252,022	989,098
Ser. 00-4, Class A6, 8.31s, 2032		2,998,354	2,346,212
Ser. 00-5, Class A7, 8.2s, 2032		467,260	392,499
Ser. 00-1, Class A5, 8.06s, 2031		851,357	630,004
Ser. 00-4, Class A5, 7.97s, 2032		170,058	129,244
Ser. 00-5, Class A6, 7.96s, 2032		549,713	450,765
Ser. 02-1, Class M1F, 7.954s, 2033		44,000	38,111
Ser. 01-3, Class M2, 7.44s, 2033		19,132	492
Ser. 01-4, Class A4, 7.36s, 2033		166,740	170,908
Ser. 00-6, Class A5, 7.27s, 2031		409,296	388,831
Ser. 01-1, Class A5, 6.99s, 2032		3,713,592	3,732,160
Ser. 01-3, Class A4, 6.91s, 2033		2,433,178	2,457,509
Ser. 02-1, Class A, 6.681s, 2033		618,794	624,982
FRB Ser. 02-1, Class M1A, 2.281s, 2033		2,249,000	1,302,006
FRB Ser. 01-4, Class M1, 1.981s, 2033		295,000	146,356
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.751s, 2035		47,000	34,473
FRB Ser. 05-14, Class 3A2, 0.471s, 2036		19,515	16,709
Countrywide Asset Backed Certificates FRB Ser. 06-4,
Class 2A2, 0.411s, 2036		991,377	763,360
Credit-Based Asset Servicing and Securitization FRB
Ser. 07-CB1, Class AF1A, 0.301s, 2037		772,212	405,412
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038		431,000	129,300
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
0.901s, 2035		73,605	6,937
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.381s, 2036		173,000	75,125
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.561s, 2036		244,000	114,223
FRB Ser. 06-2, Class 2A3, 0.401s, 2036		353,000	195,933
Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 7.589s, 2043 (F)	GBP	688,016	256,014
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (F)	EUR	1,430,000	532,110
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$787,028	659,136
Ser. 94-4, Class B2, 8.6s, 2019		346,375	174,712
Ser. 93-1, Class B, 8.45s, 2018		265,018	227,828
Ser. 99-5, Class A5, 7.86s, 2030		3,576,690	3,075,954
Ser. 96-8, Class M1, 7.85s, 2027		387,000	326,925

Ser. 95-8, Class B1, 7.3s, 2026	362,579	287,160
Ser. 95-4, Class B1, 7.3s, 2025	371,800	325,097
Ser. 96-10, Class M1, 7.24s, 2028	41,000	36,490
Ser. 97-6, Class M1, 7.21s, 2029	1,087,000	802,707
Ser. 98-2, Class A6, 6.81s, 2027	332,141	308,739
Ser. 99-3, Class A7, 6.74s, 2031	577,943	514,369
FRN Ser. 98-4, Class A6, 6.53s, 2030	157,071	144,938
Ser. 99-2, Class A7, 6.44s, 2030	39,805	33,771
Ser. 99-1, Class A6, 6.37s, 2025	18,000	17,640
Ser. 98-4, Class A5, 6.18s, 2030	396,336	362,073
Ser. 99-1, Class A5, 6.11s, 2023	17,108	17,105
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	1,496,265	1,309,232
Ser. 99-5, Class M1A, 8.3s, 2026	157,000	142,195
Ser. 99-5, Class A4, 7.59s, 2028	26,560	26,385
GSAA Home Equity Trust FRB Ser. 06-19, Class A1,
0.321s, 2036	2,218,188	1,236,640
GSAMP Trust
FRB Ser. 06-HE5, Class A2C, 0.381s, 2036	526,000	154,942
FRB Ser. 07-HE2, Class A2A, 0.356s, 2047	993,284	879,056
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 2.231s, 2030	383,457	19,173
FRB Ser. 05-1A, Class E, 2.031s, 2030	83,828	4,185
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.561s, 2036	122,000	78,454
JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,
Class A4, 0.521s, 2035	103,000	56,465
Lehman ABS Manufactured Housing Contract Ser. 01-B,
Class A4, 5.27s, 2018	978,694	858,853
Lehman XS Trust Ser. 07-6, Class 3A6, 6 1/2s, 2037	1,009,299	706,509
LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 2.982s,
2037	1,260,000	189,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	1,332,604	692,954
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.851s, 2035	255,000	114,537
FRB Ser. 06-4, Class 2A4, 0.491s, 2036	117,000	40,333
FRB Ser. 06-1, Class 2A3, 0.421s, 2036	114,997	56,620
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 3.481s, 2032	1,046,356	868,475
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.381s, 2036	61,000	28,357
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	105,245	96,212
Morgan Stanley ABS Capital I
FRB Ser. 04-HE8, Class B3, 3.431s, 2034	56,198	4,250
FRB Ser. 05-HE2, Class M5, 0.911s, 2035	119,462	75,828
FRB Ser. 05-HE1, Class M3, 0.751s, 2034	160,000	113,349
FRB Ser. 06-NC4, Class M2, 0.531s, 2036	223,000	651
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M3, 3.306s, 2033	11,882	5,254
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.391s, 2036	146,000	76,267
FRB Ser. 06-2, Class A2C, 0.381s, 2036	146,000	81,572
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027	962,053	481,026
Ser. 99-D, Class A1, 7.84s, 2029	787,961	701,286
Ser. 00-A, Class A2, 7.765s, 2017	115,308	72,983
Ser. 95-B, Class B1, 7.55s, 2021	265,485	146,528
Ser. 00-D, Class A4, 7.4s, 2030	1,022,000	715,400
Ser. 02-B, Class A4, 7.09s, 2032	329,251	254,423
Ser. 99-B, Class A4, 6.99s, 2026	799,264	667,385
Ser. 00-D, Class A3, 6.99s, 2022	112,282	112,282
Ser. 02-A, Class A4, 6.97s, 2032	48,074	32,210
Ser. 01-D, Class A4, 6.93s, 2031	624,418	468,313
Ser. 01-E, Class A4, 6.81s, 2031	830,462	639,456
Ser. 99-B, Class A3, 6.45s, 2017	190,410	163,753
Ser. 01-C, Class A2, 5.92s, 2017	851,933	374,851
Ser. 02-C, Class A1, 5.41s, 2032	1,002,868	744,629
Ser. 01-D, Class A2, 5.26s, 2019	124,813	84,873
Ser. 01-E, Class A2, 5.05s, 2031	881,516	599,431
Ser. 02-A, Class A2, 5.01s, 2020	211,274	109,301
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	148,798	135,406
FRB Ser. 01-B, Class A2, 0.608s, 2018	40,172	30,076
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.061s, 2036	104,000	15,838
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.361s, 2036	200,184	67,553
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.421s, 2036	108,895	78,359
FRB Ser. 07-RZ1, Class A2, 0.391s, 2037	176,000	83,040
Residential Asset Securities Corp.
FRB Ser. 05-EMX1, Class M2, 0.961s, 2035	299,997	204,005
Ser. 01-KS3, Class AII, 0.691s, 2031	1,234,235	806,049
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.881s, 2035	146,428	651
FRB Ser. 07-NC2, Class A2B, 0.371s, 2037	165,000	63,688
FRB Ser. 07-BR5, Class A2A, 0.361s, 2037	355,571	238,232
FRB Ser. 07-BR4, Class A2A, 0.321s, 2037	318,734	203,990
FRB Ser. 07-BR3, Class A2A, 0.301s, 2037	2,298,897	1,425,316
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 0.441s, 2036	246,000	87,286
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.401s, 2036	117,000	80,369
FRB Ser. 06-3, Class A3, 0.391s, 2036	529,000	321,973
South Coast Funding 144A FRB Ser. 3A, Class A2,
1.474s, 2038	140,000	1,400
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.491s, 2036	117,000	9,856

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		467,000	46,700
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037		390,000	40,950
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.341s, 2037		654,204	418,690
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 1.182s, 2044 (United Kingdom)		256,909	30,829

Total asset-backed securities (cost $57,603,274)			$45,418,958

FOREIGN GOVERNMENT BONDS AND NOTES (6.7%)(a)
		Principal amount	Value

Argentina (Republic of) bonds Ser. VII, zero %, 2013		$47,000	$42,723
Argentina (Republic of) sr. unsec. bonds FRB 0.578s,
2013		1,431,000	619,623
Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015		2,411,000	2,065,022
Argentina (Republic of) sr. unsec. unsub. bonds Ser. $
V, 10 1/2s, 2012	ARS	2,039,000	458,775
Argentina (Republic of) sr. unsec. unsub. bonds FRB
0.943s, 2012		$14,586,000	5,002,832
Banco Nacional de Desenvolvimento Economico e Social
144A notes 6 1/2s, 2019		535,000	575,125
Brazil (Federal Republic of) notes zero %, 2017	BRL	1,500	740,023
Brazil (Federal Republic of) sr. notes 5 7/8s, 2019		$795,000	846,675
Ecuador (Republic of) regs notes Ser. REGS, 9 3/8s,
2015		125,000	115,968
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 7/8s, 2018		550,000	602,250
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 3/4s, 2014		1,590,000	1,736,852
Industrial Bank Of Korea 144A sr. notes 7 1/8s, 2014		325,000	363,443
Russia (Federation of) 144A unsec. unsub. bonds 5s,
2030		2,293,600	2,579,750
South Africa (Republic of) sr. unsec. unsub. notes
6 7/8s, 2019		430,000	482,675
Spain (Government of) bonds Ser. REGS, 5.4s, 2011	EUR	1,000,000	1,518,387
Sri Lanka (Republic of) 144A notes 7.4s, 2015		$200,000	203,382
Turkey (Republic of) bonds 16s, 2012	TRY	175,000	130,028
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2019		810,000	911,469
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017		1,505,000	1,701,658
Ukraine (Government of) sr. unsec. unsub. bonds Ser.
REGS, 6 7/8s, 2011		400,000	363,868
Venezuela (Republic of) bonds 8 1/2s, 2014		450,000	351,279
Venezuela (Republic of) unsec. note FRN Ser. REGS,
1.283s, 2011		770,000	677,785
Venezuela (Republic of) unsec. notes 10 3/4s, 2013		1,985,000	1,743,346
Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018		1,285,000	1,153,365

Total foreign government bonds and notes (cost $22,818,071)			$24,986,303

SENIOR LOANS (5.3%)(a)(c)
		Principal amount	Value

Basic materials (0.3%)
Georgia-Pacific Corp. bank term loan FRN Ser. C,
3.502s, 2014		$83,905	$83,338
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
2.274s, 2012		135,392	130,568
Novelis, Inc. bank term loan FRN Ser. B, 2.263s, 2014		499,402	455,259
Novelis, Inc. bank term loan FRN Ser. B, 2.24s, 2014		226,992	206,928
Rockwood Specialties Group, Inc. bank term loan FRN
Ser. H, 6s, 2014		70,813	71,255
			947,348

Capital goods (0.4%)
Graham Packaging Co., LP bank term loan FRN Ser. B,
2 1/2s, 2011		96,043	94,347
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.283s, 2014		32,611	24,295
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2 1/4s, 2014		640,676	477,303
Manitowoc Co., Inc. (The) bank term loan FRN Ser. A,
4.813s, 2013		210,316	202,429
Mueller Water Products, Inc. bank term loan FRN
Ser. B, 5.281s, 2014		135,416	132,454
Polypore, Inc. bank term loan FRN Ser. B, 2.49s, 2014		308,154	288,124
Sequa Corp. bank term loan FRN 3.879s, 2014		404,956	360,158
			1,579,110

Communication services (0.9%)
Cebridge Connections, Inc. bank term loan FRN 4.757s,
2014		160,000	155,143
Charter Communications Operating, LLC bank term loan
FRN 9 1/4s, 2014		225,975	229,930
Charter Communications, Inc. bank term loan FRN
2.756s, 2014		200,000	181,850
Charter Communications, Inc. bank term loan FRN 2.26s,
2014		925,011	866,042
Fairpoint Communications, Inc. bank term loan FRN
Ser. B, 5 1/2s, 2015		232,789	180,761
Insight Midwest, LP bank term loan FRN Ser. B, 2.29s,
2014		130,326	123,809
Intelsat Corp. bank term loan FRN Ser. B2, 2.735s, 2011		208,878	196,476
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.735s,

2013	208,942	196,536
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.735s,
2013	208,878	196,476
Intelsat, Ltd. bank term loan FRN 3.235s, 2014
(Bermuda)	460,000	416,070
Level 3 Communications, Inc. bank term loan FRN 2.53s,
2014	108,000	97,920
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	95,000	100,938
MetroPCS Wireless, Inc. bank term loan FRN 2.54s, 2013	218,640	208,254
PAETEC Holding Corp. bank term loan FRN Ser. B1,
2.734s, 2013	84,421	80,147
TW Telecom, Inc. bank term loan FRN Ser. B, 1.99s, 2013	229,865	219,880
West Corp. bank term loan FRN 2.608s, 2013	112,386	105,562
		3,555,794

Consumer cyclicals (1.9%)
Allison Transmission, Inc. bank term loan FRN Ser. B,
3.009s, 2014	432,250	395,617
Building Materials Holdings Corp. bank term loan FRN
3.005s, 2014	152,848	141,098
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	243,875	237,169
Cenveo, Inc. bank term loan FRN Ser. C, 4.753s, 2013	229,528	222,260
Cenveo, Inc. bank term loan FRN Ser. DD, 4.753s, 2013	7,648	7,406
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.884s, 2016	210,000	171,150
Cooper-Standard Automotive, Inc. bank term loan FRN
5s, 2011	109,410	106,674
Cooper-Standard Automotive, Inc. bank term loan FRN
5s, 2010	72,750	70,931
Cooper-Standard Automotive, Inc. bank term loan FRN
5s, 2010	33,066	32,239
Cooper-Standard Automotive, Inc. bank term loan FRN
5s, 2010	30,466	29,704
Cooper-Standard Automotive, Inc. bank term loan FRN
5s, 2010	26,038	25,387
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. B, 5s, 2011	79,395	77,410
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. C, 5s, 2011	198,325	193,367
Cooper-Standard Automotive, Inc. bank term loan FRN
Ser. D, 5s, 2011	220,459	214,947
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 7s, 2014	234,820	216,034
GateHouse Media, Inc. bank term loan FRN 2.49s, 2014	220,000	78,925
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.24s, 2014	513,424	184,191
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.24s, 2014	191,576	68,728
Golden Nugget, Inc. bank term loan FRN Ser. B, 2.26s,
2014	101,055	66,317
Golden Nugget, Inc. bank term loan FRN Ser. DD,
2.265s, 2014	57,673	37,848
Goodman Global Holdings, Inc. bank term loan FRN
Ser. B, 6 1/2s, 2011	898,895	898,708
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.282s, 2015	169,439	136,787
Jarden Corp. bank term loan FRN Ser. B1, 2.033s, 2012	100,283	97,507
Jarden Corp. bank term loan FRN Ser. B2, 2.033s, 2012	45,590	43,880
Jarden Corp. bank term loan FRN Ser. B4, 3.533s, 2015	166,100	161,503
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.563s, 2013	122,760	110,522
National Bedding Co. bank term loan FRN 2.317s, 2011	89,391	81,719
QVC, Inc. bank term loan FRN 5.749s, 2014	103,183	103,140
R.H. Donnelley, Inc. bank term loan FRN 6 3/4s, 2011	485,767	443,019
R.H. Donnelley, Inc. bank term loan FRN Ser. D1,
6 3/4s, 2011	271,127	247,856
Realogy Corp. bank term loan FRN 0.085s, 2013	164,803	146,125
Realogy Corp. bank term loan FRN Ser. B, 3.287s, 2013	612,125	542,751
Six Flags Theme Parks bank term loan FRN 2.49s, 2015	375,114	364,329
Thomas Learning bank term loan FRN Ser. B, 2.73s, 2014	99,491	90,537
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	948,000	547,470
United Components, Inc. bank term loan FRN Ser. D,
2 1/4s, 2012	388,444	358,340
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.533s, 2014	175,000	151,725
Yankee Candle Co., Inc. bank term loan FRN 2.24s, 2014	96,106	89,811
		7,193,131

Consumer staples (0.3%)
Claire's Stores, Inc. bank term loan FRN 3.033s, 2014	79,592	64,337
Pinnacle Foods Holding Corp. bank term loan FRN
Ser. B, 2.985s, 2014	498,279	463,399
Revlon Consumer Products bank term loan FRN Ser. B,
4.262s, 2012	105,000	102,338
Rite-Aid Corp. bank term loan FRN Ser. B, 1.99s, 2014	98,250	86,313
Spectrum Brands, Inc. bank term loan FRN 1 1/2s, 2013	30,543	30,209
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
8.003s, 2013	527,545	521,776
		1,268,372

Energy (0.2%)
EPCO Holding, Inc. bank term loan FRN Ser. A, 1.231s,
2012	220,000	198,000

Hercules Offshore, Inc. bank term loan FRN Ser. B, 6s,
2013		132,418	126,393
MEG Energy Corp. bank term loan FRN 6.232s, 2016
(Canada)		414,388	406,100
Targa Resources, Inc. bank term loan FRN 2.234s, 2012		31,890	31,713
Targa Resources, Inc. bank term loan FRN Ser. C,
0.158s, 2011		25,645	25,645
			787,851

Financials (--%)
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014		72,818	71,725
HUB International, Ltd. bank term loan FRN Ser. B,
2.743s, 2014		48,222	44,002
HUB International, Ltd. bank term loan FRN Ser. DD,
2.743s, 2014		10,839	9,891
			125,618

Health care (0.7%)
Community Health Systems, Inc. bank term loan FRN
Ser. B, 2.506s, 2014		292,280	275,311
Community Health Systems, Inc. bank term loan FRN Ser.
DD, 2.506s, 2014		15,367	14,475
Health Management Associates, Inc. bank term loan FRN
2.033s, 2014		1,286,022	1,196,161
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
2.234s, 2014		120,057	111,683
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014		32,503	30,236
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 5.531s, 2014		401,062	363,964
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.234s, 2014		346,907	322,711
Select Medical Corp. bank term loan FRN Ser. B,
2.267s, 2012		10,682	10,133
Sun Healthcare Group, Inc. bank term loan FRN 0.183s,
2014		35,012	32,692
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
2.398s, 2014		123,212	115,049
			2,472,415

Technology (0.2%)
Compucom Systems, Inc. bank term loan FRN 3.74s, 2014		123,756	116,021
First Data Corp. bank term loan FRN Ser. B1, 2.985s,
2014		385,647	341,619
Freescale Semiconductor, Inc. bank term loan FRN
12 1/2s, 2014		110,107	113,043
			570,683

Utilities and power (0.4%)
Dynegy Holdings, Inc. bank term loan FRN 3.99s, 2013		194,000	185,189
NRG Energy, Inc. bank term loan FRN 2.019s, 2014		291,650	276,995
NRG Energy, Inc. bank term loan FRN 0.183s, 2014		171,715	163,086
Reliant Energy, Inc. bank term loan FRN 0.215s, 2014		450,000	419,625
TXU Energy Corp. bank term loan FRN
Ser. B2, 3.735s, 2014		268,686	218,308
TXU Energy Corp. bank term loan FRN
Ser. B3, 3.735s, 2014		194,943	157,027
			1,420,230

Total senior loans (cost $22,059,786)			$19,920,552

PURCHASED OPTIONS OUTSTANDING (1.0%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	19,098,000	$568,738
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	19,098,000	563,009
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	32,120,000	2,698,080
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	32,120,000	16,060

Total purchased options outstanding (cost $4,278,208)			$3,845,887

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (1.0%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.5%)
Government National Mortgage Association Pass-Through
Certificates 6 1/2s, November 20, 2038		$1,800,391	$1,925,012
			1,925,012

U.S. Government Agency Mortgage Obligations (0.5%)
Federal National Mortgage Association Pass-Through
Certificates
5s, March 1, 2039			844,074	867,319
4 1/2s, May 1, 2039			894,043	893,484
				1,760,803

Total U.S. government and agency mortgage obligations (cost $3,682,959)				$3,685,815

U.S. TREASURY OBLIGATIONS (0.5%)(a)
			Principal amount	Value

U.S. Treasury Bonds 4.75%, March 31, 2011 (i)			$301,000	$319,475
U.S. Treasury Bonds 2.75%, October 31, 2013 (i)			110,000	113,205
U.S. Treasury Bonds 1.25%, November 30, 2010 (i)			1,400,000	1,410,374

Total U.S. treasury obligations (cost $1,843,054)				$1,843,054

CONVERTIBLE BONDS AND NOTES (0.3%)(a)
			Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015			$500,000	$450,000
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			185,000	233,729
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)			395,000	374,263
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			195,000	245,334

Total convertible bonds and notes (cost $1,159,515)				$1,303,326

COMMON STOCKS (0.1%)(a)
			Shares	Value

AboveNet, Inc. (NON)			614	$39,935
Bohai Bay Litigation, LLC (F)			991	3,091
Nortek, Inc. (NON)			5,718	200,130
Vertis Holdings, Inc. (F)(NON)			11,336	11

Total common stocks (cost $200,130)				$243,167

PREFERRED STOCKS (--%)(a)
			Shares	Value

GMAC, Inc. 144A 7.00% cum. pfd.			228	$150,281

Total preferred stocks (cost $76,202)				$150,281

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AboveNet, Inc.	9/08/10	$24.00	118	$11,682
Charter Communication Class A	11/30/14	46.86	20	125
New ASAT (Finance), Ltd. (Cayman Islands) (F)	2/01/11	0.01	3,380	--
Smurfit Kappa Group PLC 144A (Ireland)	10/01/13	EUR .001	508	23,430
Vertis Holdings, Inc. (F)	10/18/15	$0.01	752	--

Total warrants (cost $19,382)				$35,237

CONVERTIBLE PREFERRED STOCKS (--%)(a)
			Shares	Value

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)			667	$2,668

Total convertible preferred stocks (cost $628,699)				$2,668

SHORT-TERM INVESTMENTS (17.7%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)			21,743,565	$21,743,565
SSgA Prime Money Market Fund (i)			$1,030,000	1,030,000
U.S. Treasury Bills with yields ranging from 0.24% to
0.27%, November 18, 2010 (SEGSF)			6,534,000	6,510,876
U.S. Treasury Bills with yields ranging from 0.22% to
0.26%, August 26, 2010 (SEGSF)			18,570,000	18,546,100
U.S. Treasury Cash Management Bills with yields
ranging from 0.20% to 0.29%, July 15, 2010 (SEG)(SEGSF)			5,673,000	5,662,414
U.S. Treasury Cash Management Bills for an effective
yield of 0.40%, June 10, 2010 (SEG) (SEGSF)			1,310,000	1,307,776
U.S. Treasury Cash Management Bills with yields
ranging from 0.30% to 0.47%, April 1, 2010 (SEG)
(SEGSF)			11,388,000	11,374,630

Total short-term investments (cost $66,182,284)				$66,175,361

TOTAL INVESTMENTS

Total investments (cost $422,048,417) (b)				$437,325,061

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/09 (aggregate face value $58,835,411) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$9,908,366	$10,162,430	1/20/10	$(254,064)
British Pound	4,136,279	4,254,278	1/20/10	(117,999)
Canadian Dollar	4,413,118	4,388,159	1/20/10	24,959
Danish Krone	259,094	272,671	1/20/10	(13,577)
Euro	489,296	490,107	1/20/10	(811)
Hungarian Forint	1,161,322	1,216,468	1/20/10	(55,146)
Japanese Yen	13,849,481	14,802,745	1/20/10	(953,264)
Malaysian Ringgit	164,654	167,300	1/20/10	(2,646)
Mexican Peso	270,038	277,419	1/20/10	(7,381)
New Zealand Dollar	6,162	6,122	1/20/10	40
Norwegian Krone	6,600,048	6,823,524	1/20/10	(223,476)
Polish Zloty	4,739,250	4,992,104	1/20/10	(252,854)
South African Rand	1,342,044	1,342,980	1/20/10	(936)
Swedish Krona	5,755,465	5,884,734	1/20/10	(129,269)
Swiss Franc	3,689,891	3,754,370	1/20/10	(64,479)

Total				$(2,050,903)

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/09 (aggregate face value $47,719,091) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$3,241,307	$3,294,379	1/20/10	$53,072
Brazilian Real	1,418,545	1,443,229	1/20/10	24,684
British Pound	3,069,426	3,122,613	1/20/10	53,187
Canadian Dollar	2,365,443	2,358,834	1/20/10	(6,609)
Czech Koruna	1,639,573	1,761,725	1/20/10	122,152
Euro	18,430,813	18,996,137	1/20/10	565,324
Hungarian Forint	1,177,075	1,232,317	1/20/10	55,242
Japanese Yen	1,452,569	1,541,006	1/20/10	88,437
Norwegian Krone	2,564,460	2,646,239	1/20/10	81,779
Polish Zloty	2,941,861	3,096,450	1/20/10	154,589
South African Rand	1,304,178	1,306,235	1/20/10	2,057
Swedish Krona	2,141,373	2,226,554	1/20/10	85,181
Swiss Franc	4,416,758	4,564,453	1/20/10	147,695
Turkish Lira	128,696	128,920	1/20/10	224

Total				$1,427,014

FUTURES CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	2	$1,270,544	Mar-10	$(2,570)
Canadian Government Bond 10 yr (Long)	6	675,494	Mar-10	(10,555)
Euro-Bobl 5 yr (Short)	8	1,325,371	Mar-10	9,139
Euro-Bund 10 yr (Short)	2	347,185	Mar-10	5,780
Euro-Schatz 2 yr (Short)	322	49,794,693	Mar-10	(29,451)
Japanese Government Bond 10 yr (Short)	4	6,006,019	Mar-10	(11,197)
Japanese Government Bond 10 yr Mini (Long)	3	450,548	Mar-10	954
U.K. Gilt 10 yr (Long)	3	555,094	Mar-10	(7,284)
U.S. Treasury Bond 20 yr (Long)	974	112,375,250	Mar-10	(4,566,374)
U.S. Treasury Note 2 yr (Short)	3	648,797	Mar-10	2,992
U.S. Treasury Note 5 yr (Short)	243	27,795,024	Mar-10	440,214
U.S. Treasury Note 10 yr (Long)	16	1,847,250	Mar-10	(42,778)

Total				$(4,211,130)

WRITTEN OPTIONS OUTSTANDING at 12/31/09 (premiums received $22,289,461) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$11,060,000	Aug-11/4.49	$494,382
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,362,000	Jul-11/4.525	926,471
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	7,124,000	Aug-11/4.475	310,179
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	7,124,000	Aug-11/4.475	466,622
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	5,530,000	Aug-11/4.55	257,034
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	5,530,000	Aug-11/4.55	345,017
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	11,060,000	Aug-11/4.49	716,135
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	10,823,000	Aug-11/4.765	588,447
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	10,823,000	Aug-11/4.765	599,919
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	11,515,000	Aug-11/4.70	606,265
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	11,515,000	Aug-11/4.70	645,876
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	30,543,000	Jul-11/4.745	1,639,548
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	30,543,000	Jul-11/4.745	1,671,618
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	9,548,000	Jul-11/4.5475	443,027
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	9,548,000	Jul-11/4.5475	578,704
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	19,096,000	Jul-11/4.52	865,049
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,362,000	Jul-11/4.46	874,344
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	19,096,000	Jul-11/4.52	1,178,223
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,362,000	Jul-11/4.525	1,252,257
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	20,362,000	Jul-11/4.46	1,304,729
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	19,098,000	Jun-10/5.235	128,912
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	1,469,000	Sep-13/4.82	53,428
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	25,011,500	May-12/5.51	2,171,653
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	3,157,400	Oct-10/4.02	77,230
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	3,157,400	Oct-10/4.02	173,752
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	19,098,000	Jun-10/5.23	126,303
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	1,469,000	Sep-13/4.82	65,606
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	25,011,500	May-12/5.51	1,159,845

Total			$19,720,575

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$28,409,000		$25,825	10/20/10	3 month USD-LIBOR-BBA	3.00%	$743,739

	6,500,000		--	12/22/19	3.68125%	3 month USD-LIBOR-BBA	149,237

	219,700,000		(78,193)	11/26/10	3 month USD-LIBOR-BBA	2.35%	3,848,047

	23,910,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	783,425

Citibank, N.A
JPY	1,134,000,000		--	9/11/16	1.8675%	6 month JPY-LIBOR-BBA	(802,194)

	$302,431,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	7,860,082

	102,606,000		--	3/30/11	3 month USD-LIBOR-BBA	1.535%	1,292,447

	7,135,000		--	11/6/14	2.775%	3 month USD-LIBOR-BBA	18,709

EUR	22,010,000		--	12/10/11	1.734%	6 month EUR-EURIBOR-REUTERS	58,121

	$8,491,100		--	12/23/29	4.325%	3 month USD-LIBOR-BBA	157,264

EUR	22,020,000		--	12/24/11	1.715%	6 month EUR-EURIBOR-REUTERS	89,793

EUR	44,570,000		--	11/24/11	6 month EUR-EURIBOR-REUTERS	1.71%	(92,356)

GBP	40,040,000		--	11/20/11	1.75%	6 month GBP-LIBOR-BBA	137,223

Citibank, N.A., London
JPY	1,300,000,000		--	2/10/16	6 month JPY-LIBOR-BBA	1.755%	835,382

Credit Suisse International
	$124,287,000		--	9/18/10	3 month USD-LIBOR-BBA	2.91916%	3,223,180

	176,027,000		(79,515)	12/16/13	2.23%	3 month USD-LIBOR-BBA	1,880,301

	8,610,000		--	12/18/14	3 month USD-LIBOR-BBA	2.695%	(97,943)

	61,613,000		145,300	12/18/39	4.37%	3 month USD-LIBOR-BBA	1,612,961

	64,784,000		248,478	12/18/24	4.17%	3 month USD-LIBOR-BBA	1,522,316

	115,272,000		244,208	12/18/14	2.74%	3 month USD-LIBOR-BBA	1,310,386

	86,862,000		(59,205)	12/18/11	3 month USD-LIBOR-BBA	1.23%	(278,424)

	7,669,500		--	12/23/29	4.3725%	3 month USD-LIBOR-BBA	92,652

	4,659,700		--	12/30/14	2.97125%	3 month USD-LIBOR-BBA	(1,764)

	6,455,000		--	2/5/29	3 month USD-LIBOR-BBA	3.35%	(857,962)

	2,380,000		--	11/19/14	2.505%	3 month USD-LIBOR-BBA	40,270

	87,210,000		41,852	12/16/39	4.32%	3 month USD-LIBOR-BBA	2,826,709

	129,461,000		69,882	12/16/19	3 month USD-LIBOR-BBA	3.66%	(3,035,600)

	7,135,000		--	11/6/14	2.7626%	3 month USD-LIBOR-BBA	22,911

	4,760,000		--	11/10/14	2.6875%	3 month USD-LIBOR-BBA	34,408

SEK	79,760,000	(E)	--	6/8/11	2.11%	3 month SEK-STIBOR-SIDE	(77,077)

SEK	79,760,000	(E)	--	6/8/12	3 month SEK-STIBOR-SIDE	3.275%	29,113

SEK	26,590,000	(E)	--	6/8/11	2.22%	3 month SEK-STIBOR-SIDE	(29,712)

SEK	26,590,000	(E)	--	6/8/12	3 month SEK-STIBOR-SIDE	3.37%	13,090

Deutsche Bank AG
	$60,039,700		--	11/24/24	3.91386%	3 month USD-LIBOR-BBA	2,752,471

	27,000,000		--	12/21/14	3 month USD-LIBOR-BBA	2.59%	(451,655)

	125,936,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	2,661,844

	20,515,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(4,314,250)

	34,300,000		--	1/8/29	3 month USD-LIBOR-BBA	3.19625%	(5,179,675)

	12,754,000		--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(1,982,330)

	20,377,000		--	2/5/29	3 month USD-LIBOR-BBA	3.324%	(2,780,436)

	285,446,000		--	2/6/14	2.5529%	3 month USD-LIBOR-BBA	(2,169,631)

	48,326,000		--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(5,931,703)

	106,000,000		--	3/4/14	2.54%	3 month USD-LIBOR-BBA	(444,847)

Goldman Sachs International
JPY	743,800,000		--	6/10/16	1.953%	6 month JPY-LIBOR-BBA	(542,561)

	$54,738,000		(72,422)	11/20/14	2.45%	3 month USD-LIBOR-BBA	1,002,283

	16,800,000		--	12/21/14	3 month USD-LIBOR-BBA	2.6025%	(271,060)

	8,062,000		--	12/24/19	3.92%	3 month USD-LIBOR-BBA	23,888

	22,748,900		--	12/24/11	1.2675%	3 month USD-LIBOR-BBA	54,798

AUD	15,162,500	(E)	--	2/14/12	3 month AUD-BBR-BBSW	4.39%	(152,907)

EUR	55,340,000		--	9/25/11	6 month EUR-EURIBOR-REUTERS	1.718%	129,884

GBP	50,070,000		--	9/23/11	1.9475%	6 month GBP-LIBOR-BBA	(499,462)

JPMorgan Chase Bank, N.A.
	$69,999,000		--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	764,247

	6,423,000		--	7/16/10	3 month USD-LIBOR-BBA	3.384%	200,991

	19,148,000		--	7/22/10	3 month USD-LIBOR-BBA	3.565%	632,593

	132,482,000		337,318	12/10/13	2.20%	3 month USD-LIBOR-BBA	1,878,491

	131,338,000		(511,579)	12/10/19	3 month USD-LIBOR-BBA	3.59%	(4,344,316)

AUD	6,090,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	(78,600)

CAD	6,090,000		--	6/25/19	3.626%	6 month CAD-BA-CDOR	60,966

JPY	8,737,320,000		--	9/18/15	6 month JPY-LIBOR-BBA	1.19%	2,305,880

JPY	32,620,000		--	9/18/38	2.17%	6 month JPY-LIBOR-BBA	1,466

	$3,445,000		--	10/22/10	3 month USD-LIBOR-BBA	2.78%	79,338

JPY	358,600,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(95,778)

JPY	482,100,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	50,055

	$9,574,000		17,105	12/10/12	1.73%	3 month USD-LIBOR-BBA	87,783

	71,638,000		(333,189)	12/10/29	3 month USD-LIBOR-BBA	4.18%	(2,962,165)

GBP	9,240,000		--	12/10/19	3.8325%	6 month GBP-LIBOR-BBA	289,251

EUR	22,010,000		--	12/14/11	1.7435%	6 month EUR-EURIBOR-REUTERS	56,858

EUR	14,800,000		--	12/15/11	1.775%	6 month EUR-EURIBOR-REUTERS	26,078

	$10,500,000		--	12/17/24	4.18%	3 month USD-LIBOR-BBA	193,305

AUD	2,100,000		--	12/17/19	6 month AUD-BBR-BBSW	6.15%	(13,754)

AUD	6,300,000		--	12/18/19	6 month AUD-BBR-BBSW	6.15%	(41,708)

	$90,164,100		--	12/24/11	1.25059%	3 month USD-LIBOR-BBA	247,240

EUR	22,020,000		--	12/11/13	6 month EUR-EURIBOR-REUTERS	3.536%	1,217,314

PLN	9,400,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	42,584

HUF	349,000,000		--	8/6/14	6 month HUF-BUBOR-REUTERS	7.08%	(24,589)

HUF	91,700,000		--	8/27/14	6 month HUF-BUBOR-REUTERS	6.94%	(8,350)

JPY	7,460,000,000		--	6/6/13	1.83%	6 month JPY-LIBOR-BBA	(3,537,119)

	$15,423,300		--	12/24/19	3 month USD-LIBOR-BBA	3.90798%	(61,468)

AUD	12,130,000	(E)	--	1/27/12	3 month AUD-BBR-BBSW	4.21%	(138,788)

CAD	7,690,000		--	3/16/11	0.98%	3 month CAD-BA-CDOR	(11,397)

CAD	1,690,000		--	3/16/19	3 month CAD-BA-CDOR	2.7%	(120,157)

CAD	7,940,000		--	3/17/13	1.56%	3 month CAD-BA-CDOR	123,851

CAD	2,520,000		--	3/17/24	3 month CAD-BA-CDOR	3.46%	(209,362)

	$120,000,000		--	3/24/11	3 month USD-LIBOR-BBA	1.4625%	1,405,842

	158,590,000		--	4/3/10	3 month USD-LIBOR-BBA	1.168%	714,459

Merrill Lynch Capital Services, Inc.
JPY	743,800,000		--	6/10/16	1.99625%	6 month JPY-LIBOR-BBA	(564,600)

Merrill Lynch Derivative Products AG
JPY	371,900,000		--	6/11/17	2.05625%	6 month JPY-LIBOR-BBA	(298,182)

Total							$3,081,644

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
	$6,450,000	$--	11/6/14	2.07%	USA Non Revised	$(79,980)
					Consumer Price
					Index- Urban
					(CPI-U)

Credit Suisse International
	2,150,000	--	11/17/14	2.025%	USA Non Revised	(29,052)
					Consumer Price
					Index- Urban
					(CPI-U)

	2,150,000	--	11/19/14	2.01%	USA Non Revised	(30,897)
					Consumer Price
					Index- Urban
					(CPI-U)

	6,450,000	--	11/6/14	2.0667%	USA Non Revised	(69,024)
					Consumer Price
					Index- Urban
					(CPI-U)

	4,300,000	--	11/10/14	2.0775%	USA Non Revised	(45,158)
					Consumer Price
					Index- Urban
					(CPI-U)

Deutsche Bank AG
EUR	5,760,000	--	3/27/14	1.785%	Eurostat	8,251
					Eurozone HICP
					excluding tobacco

Goldman Sachs International
EUR	9,600,000	--	4/30/13	2.375%	French Consumer	560,905
					Price Index
					excluding tobacco

EUR	9,600,000	--	4/30/13	(2.41%)	Eurostat	(549,079)
					Eurozone HICP
					excluding tobacco

EUR	9,600,000	--	5/6/13	2.34%	French Consumer	541,241
					Price Index
					excluding tobacco

EUR	9,600,000	--	5/6/13	(2.385%)	Eurostat	(532,440)
					Eurozone HICP
					excluding tobacco

EUR	5,320,000	--	4/23/14	1.67%	Eurostat	(88,853)
					Eurozone HICP
					excluding tobacco

EUR	5,760,000	--	4/14/14	1.835%	Eurostat	(31,105)
					Eurozone HICP
					excluding tobacco

	$18,950,000	--	5/18/10	0.25%	USA Non Revised	447,220
					Consumer Price
					Index- Urban
					(CPI-U)

Total						$102,029

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/09 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	$--		$555,000	12/20/12	95 bp	$(60,750)

Nalco Co., 7.75%,
11/15/11	Ba2	--		80,000	9/20/12	350 bp	3,402

Barclays Bank PLC
DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	278,302		1,358,724	7/25/45	18 bp	118,679

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	220,207		1,019,043	7/25/45	18 bp	100,489

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	208,985		878,800	7/25/45	18 bp	105,744

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	210,906		883,255	7/25/45	18 bp	107,141

DJ ABX HE PEN AAA
Series 7 Version 1 Index	B+	898,208		1,524,000	8/25/37	9 bp	17,503

Citibank, N.A.
DJ ABX HE AAA Index	BBB-	717,663		3,304,042	5/25/46	11 bp	(140,366)

DJ ABX HE PEN AAA Index	BBB-	611,503		3,766,225	5/25/46	11 bp	(366,551)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	171,737		769,288	5/25/46	11 bp	(28,040)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	163,880		714,370	7/25/45	18 bp	80,524

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	686,668		3,562,253	5/25/46	11 bp	(238,417)

Lighthouse
International Co., SA,
8%, 4/30/14	Caa1	--	EUR	495,000	3/20/13	815 bp	(101,007)

Republic of Argentina,
8.28%, 12/31/33	--	--		$330,000	9/20/13	(1,170 bp)	(34,881)

Republic of Argentina,
8.28%, 12/31/33	--	--		330,000	9/20/13	(945 bp)	(10,555)

Credit Suisse First Boston International
Ukraine (Government
of), 7.65%, 6/11/13	B2	--		1,105,000	10/20/11	194 bp	(222,775)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(18,605)		2,090,000	12/20/19	(100 bp)	14,373

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	861,696		3,727,579	7/25/45	18 bp	423,780

DJ ABX HE PEN AAA
Series 7 Version 1 Index	B+	1,146,531		1,931,000	8/25/37	9 bp	31,379

DJ ABX NA HE PEN AAA
Index	BBB-	454,599		1,352,174	5/25/46	11 bp	103,033

DJ CMB NA CMBX AAA Index	AA+	8,988		54,000	12/13/49	8 bp	595

Republic of Ireland,
3 7/8%, 7/15/10	Aa1	119,336		2,090,000	12/20/19	100 bp	18,340

Deutsche Bank AG
DJ ABX HE PEN AAA Index	BBB-	608,711		3,766,225	5/25/46	11 bp	(369,332)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	113,424		461,465	7/25/45	18 bp	59,211

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	655,834		1,658,514	5/25/46	11 bp	225,138

Federal Republic of
Brazil, 12 1/4%, 3/6/30	Baa3	--		775,000	10/20/17	105 bp	(14,640)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--		300,000	9/20/13	109 bp	(4,766)

India Government Bond,
5 7/8%, 1/2/10	Ba2	--		5,800,000	1/11/10	170 bp	50,940

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	--		1,365,000	2/19/10	153 bp	5,265

Korea Monetary STAB
Bond, 5.45%, 1/23/10	AA/F	--		870,000	2/1/10	139 bp	3,437

Republic of Argentina,
8.28%, 12/31/33	--	--		660,000	8/20/12	(380 bp)	71,825

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	425,000	9/20/13	715 bp	24,422

United Mexican States,
7.5%, 4/8/33	Baa1	--		$1,495,000	3/20/14	56 bp	(35,765)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B	--	EUR	400,000	9/20/13	477 bp	30,836

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B	--	EUR	400,000	9/20/13	535 bp	42,174

Goldman Sachs International
DJ ABX HE PEN AAA

Series 6 Version 2 Index	BBB-	809,979		$1,787,620	5/25/46	11 bp	345,755

DJ CDX NA CMBX AAA Index	AAA	56,692		1,550,000	3/15/49	7 bp	(115,727)

Lighthouse
International Co, SA,
8%, 4/30/14	Caa1	--	EUR	420,000	3/20/13	680 bp	(105,745)

JPMorgan Chase Bank, N.A.
Claire's Stores,
9 5/8%, 6/1/15	Ca	--		$70,000	6/20/12	230 bp	(16,296)

DJ ABX HE PEN AAA
Series 6 Version 1 Index	A+	77,693		321,434	7/25/45	18 bp	40,181

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	189,164		825,055	5/25/46	11 bp	(25,103)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	BBB-	659,822		1,644,763	5/25/46	11 bp	232,677

DJ CDX NA EM Series 10
Index	Ba1	28,017		485,000	12/20/13	335 bp	32,729

Republic of Argentina,
8.28%, 12/31/33	B-	--		705,000	6/20/14	235 bp	(162,918)

Sanmina-SCI Corp.,
8 1/8%, 3/1/16	B2	--		215,000	6/20/13	595 bp	8,769

Morgan Stanley Capital Services, Inc.
DJ CMB NA CMBX AAA Index	AA	273,852		2,523,500	2/17/51	35 bp	(155,981)

Dominican Republic,
8 5/8%, 4/20/27	--	--		1,190,000	11/20/11	(170 bp)	66,446

Freeport-McMoRan Copper
& Gold, Inc., T/L Bank
Loan	Baa3	--		1,191,200	3/20/12	44 bp	(960)

Nalco Co., 7.75%,
11/15/11	Ba2	--		80,000	9/20/12	330 bp	3,069

Nalco Co., 7.75%,
11/15/11	Ba2	--		115,000	3/20/13	460 bp	8,846

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		510,000	10/12/12	339 bp	(88,698)

Total							$77,429

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only

NOTES

(a) Percentages indicated are based on net assets of $373,549,618.

(b) The aggregate identified cost on a tax basis is $427,545,923, resulting in gross unrealized appreciation and depreciation of $45,096,979 and $35,317,841, respectively, or net unrealized appreciation of $9,779,138.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at December 31, 2009.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at December 31, 2009.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at December 31, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $7,654 for the period ended December 31, 2009. During the period ended December 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $71,962,274 and $67,538,644, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

At December 31, 2009, liquid assets totaling $290,112,382 have been segregated to cover certain derivative contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at December 31, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2009.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at December 31, 2009 (as a percentage of Portfolio Value):

United States	87.2%
Russia	3.9
Argentina	1.9
Venezuela	1.3
Indonesia	0.9
Brazil	0.8
Turkey	0.6
United Kingdom	0.5
Other	2.9

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of appoximately $121,400,000 on Purchased options contracts for the period ended December 31, 2009.

Outstanding contracts on Written options contracts at the period ended December 31, 2009 are indicative of the volume of activity during the period.

Outstanding contracts on Futures contracts at the period ended December 31, 2009 are indicative of the volume of activity during the period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on Forward currency contracts at the period ended December 31, 2009 are indicative of the volume of activity during the period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on Total return swap contracts at the period ended December 31, 2009 are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $5,164,700,000 on Interest rate swap contracts for the period ended December 31, 2009.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $85,400,000 on Credit default swap contracts for the period ended December 31, 2009.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $2,540,238 at December 31, 2009. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At December 31, 2009, the fund had a net liability position of $31,929,423 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $31,150,898.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $655,823 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to LBSF. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$44,630,834	$788,124

Common stocks:

Communication services	39,935	--	--

Conglomerates	--	--	3,091

Consumer cyclicals	--	200,130	11

Total common stocks	39,935	200,130	3,102

Convertible bonds and notes	--	1,303,326	--

Convertible preferred stocks	--	2,668	--

Corporate bonds and notes	--	87,877,918	1,379

Foreign government bonds and notes	--	24,986,303	--

Mortgage-backed securities	--	181,741,589	93,566

Preferred stocks	--	150,281	--

Purchased options outstanding	--	3,845,887	--

Senior loans	--	19,920,552	--

U.S. Government and Agency Mortgage Obligations	--	3,685,815	--

U.S. Treasury Obligations	--	1,843,054	--

Warrants	11,682	23,555	--

Short-term investments	22,773,565	43,401,796	--

Totals by level	$22,825,182	$413,613,708	$886,171

	Level 1	Level 2	Level 3

Other financial instruments:	$(4,211,130)	$(27,293,019)	$(150,750)

Other financial instruments include futures, written options, swaps, forward currency contracts and receivable purchase agreements.

The following is a reconciliation of Level 3 assets as of December 31, 2009:

Investments in securities:					Change in net		Net
		Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
		September	discounts/	Realized	appreciation/	purchases/	and/or out	December
		30, 2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2009

Asset-backed securities		$1,405,573	$--	$--	$184,954	$--	$(802,403)	$788,124

Common stocks:

	Conglomerates	$3,091	--	--	--	--	--	3,091

	Consumer cyclicals	$11	--	--	--	--	--	11

Total common stocks		$3,102	--	--	--	--	--	$3,102

Corporate bonds and notes		$1,363	--	--	--	--	16	$1,379

Mortgage-backed securities		$--	--	--	--	--	93,566	$93,566

Totals:		$1,410,038	$--	$--	$184,954	$--	$(708,821)	$886,171

† Includes $184,954 related to Level 3 securities still held at period end.

				Change in net		Net
	Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
	September	discounts/	Realized	appreciation/	purchases/	and/or out	December
	30, 2009 ††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	31, 2009 ††

Other financial instruments:	$(163,825)	$--	$--	$13,075	$--	$--	$(150,750)

† Includes $13,075 related to Level 3 securities still held at period end.

†† Includes amount payable under receivable purchase agreement.

Market Values of Derivative Instruments as of December 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$357,121	$10,493,484

Foreign exchange contracts	1,496,271	2,120,160

Interest rate contracts	50,618,153	67,516,163

Total	$52,471,545	$80,129,807

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: February 26, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 26, 2010